UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 through December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Semi-Annual Report
J.P. Morgan Mid Cap/Multi-Cap Funds
December 31, 2022  (Unaudited)
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
February 13, 2023 (Unaudited)
Dear Shareholder,
Financial markets have rebounded somewhat as the U.S. and other developed market economies have shown notable resilience in the face of higher inflation, rising interest rates and the ongoing war in Ukraine. While the factors that weighed on equity and bond markets in 2022 largely remain, there are signals that inflationary pressures may have peaked and the long-term economic outlook appears positive.

“Investors may face continued
economic and geopolitical challenges
in the year ahead. However, some of
the acute risks encountered in 2022
appear to have receded and last
year’s reset in asset prices may
provide attractive investment
opportunities.”
— Brian S. Shlissel

While U.S. economic growth was surprisingly strong in the closing months of 2022, with broad gains in employment and consumer spending in the final months of the year, the U.S. Federal Reserve’s efforts to counter inflationary pressure through sharply higher interest rates could slow economic momentum in the months ahead.
Corporate earnings have been squeezed by higher costs for materials and labor, while the strong U.S. dollar has hindered export revenues. However, the impact of higher prices and interest rates has not landed on all sectors of the economy evenly. Energy sector profits have soared over the past year, while earnings in housing and construction sectors have declined.
Across Europe, the war in Ukraine has driven up prices for energy, food and a range of other goods and has fueled negative consumer sentiment. The prolonged nature of the conflict and its potential to spread remain key concerns among policymakers, diplomats, military planners, economists and investors. It is worth noting that Europe’s largest industrialized nations in concert with the European Union have moved swiftly to secure alternatives to Russian sources of natural gas and petroleum, which has eased an energy crisis that began last year.
Investors may face continued economic and geopolitical challenges in the year ahead. However, some of the acute risks encountered in 2022 appear to have receded and last year’s reset in asset prices may provide attractive investment opportunities. A long-term view and a properly diversified portfolio, in our opinion, remain key elements to a successful investment approach.
Our broad array of investment solutions seeks to provide investors with ability to build durable portfolios that can help them meet their financial goals.
Sincerely,

Brian S. Shlissel
President - J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	1

J.P. Morgan Mid Cap/Multi-Cap Funds
MARKET OVERVIEW
SIX MONTHS ENDED  December 31, 2022 (Unaudited)
Overall, leading U.S. equity indexes ended the period with positive returns, rebounding from a broad sell-off in August and September. Investors were largely focused on the pace and size of interest rate increases by the U.S. Federal Reserve (the “Fed”), while the highest inflation rate in 40 years, the war in Ukraine and pandemic-related disruptions in China weighed on global financial markets.
During the second half of 2022, the Fed raised interest rates in July, September, November and December, following three increases in the first half of the year. Meanwhile, corporate earnings for the second and third quarters of 2022, generally were better than expected given a cooling economy and slower consumer spending. The U.S. unemployment rate remained historically low, hovering between 3.5% and 3.7% for the six-month period.
Within U.S. equity markets, the energy sector outperformed amid constrained supply from Russia and Europe’s efforts to find alternative sources of petroleum and natural gas. The utilities sector also performed well as investors sought attractive dividend yields and companies less exposed to economic cycles. The real estate sector largely underperformed amid rising interest rates, while changing consumer habits and investor concerns over increased competition weighed on the communication services sector.
Overall, mid cap growth stocks generated the highest U.S. equity returns, while large cap and mid cap value stocks outperformed small cap stocks and large cap growth stocks. For the six month period, the Russell Mid Cap Index returned 5.43%, the Russell Mid Cap Growth Index returned 6.20% and the Russell Mid Cap Value Index returned 5.01%.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

JPMorgan Growth Advantage Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	(1.65)%
Russell 3000 Growth Index	(1.13)%
Net Assets as of 12/31/2022 (In Thousands)	$12,201,566
INVESTMENT OBJECTIVE **
The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2022.
The Fund’s security selection in the information technology and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection and overweight positions in the health care and industrials sectors were leading contributors to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight position in Catalent Inc., Zoom Video Communications Inc. and Tesla Inc. Shares of Catalent, a pharmaceuticals maker, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2022 and lowered its forecast for the full year. Shares of Zoom Video Communications, a video conferencing service provider, fell after the company reported lower-than-expected revenue for the second quarter of 2022 and issued a weaker-than-expected forecast. Shares of Tesla, an electric vehicle manufacturer, fell amid investor concerns about both weaker delivery volumes and Chief Executive Elon Musk’s controversial decisions as majority owner and chief executive of Twitter Inc.
Leading individual contributors to relative performance included the Fund’s overweight positions in Horizon Therapeutics PLC, Burlington Stores Inc. and Alnylam Pharmaceuticals Inc. Shares of Horizon Therapeutics PLC, a pharmaceuticals developer based in Ireland, rose after the company agreed to be acquired by Amgen Inc. for about $28 billion. Shares of Burlington Stores, an apparel retail chain, rose after the company reported weak but better-than-expected results for the third quarter of 2022. Shares of Alnylam Pharmaceuticals, a drug development company, rose amid strong product revenue for the second quarter of 2022 and after the company reported positive Phase 3 clinical trial results for its amyloidosis treatment.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	8.6%
2.	Apple, Inc.	7.4
3.	Amazon.com, Inc.	4.0
4.	Alphabet, Inc., Class C	3.9
5.	Mastercard, Inc., Class A	3.5
6.	UnitedHealth Group, Inc.	2.9
7.	Quanta Services, Inc.	2.0
8.	Regeneron Pharmaceuticals, Inc.	1.9
9.	NVIDIA Corp.	1.8
10.	Tesla, Inc.	1.8

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Information Technology	36.9%
Health Care	20.5
Consumer Discretionary	13.2
Industrials	11.3
Financials	6.6
Communication Services	4.9
Energy	3.1
Consumer Staples	1.9
Materials	0.7
Short-Term Investments	0.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Growth Advantage Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited) (continued)

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge **		(6.82)%	(33.91)%	10.53%	14.48%
Without Sales Charge		(1.65)	(30.24)	11.73	15.10
CLASS C SHARES	May 1, 2006
With CDSC ***		(2.85)	(31.58)	11.17	14.64
Without CDSC		(1.85)	(30.58)	11.17	14.64
Class I SHARES	May 1, 2006	(1.52)	(30.05)	12.00	15.36
Class R2 SHARES	July 31, 2017	(1.77)	(30.41)	11.44	14.81
Class R3 SHARES	May 31, 2017	(1.65)	(30.26)	11.72	15.11
Class R4 SHARES	May 31, 2017	(1.52)	(30.06)	12.01	15.39
Class R5 SHARES	January 8, 2009	(1.47)	(29.96)	12.17	15.55
Class R6 SHARES	December 23, 2013	(1.41)	(29.88)	12.29	15.66

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/12 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses to Class I Shares.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund and the Russell 3000 Growth Index from December 31, 2012 to December 31, 2022. The performance of the
Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	4.99%
Russell Midcap Index	5.43%
Net Assets as of 12/31/2022 (In Thousands)	$3,088,626
INVESTMENT OBJECTIVE **
The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2022.
The Fund’s security selection in the information technology and energy sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the health care and industrials sectors was a contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in IAC Inc., Newell Brands Inc. and Catalent Inc. Shares of IAC, a media and internet content provider, fell after the company reported lower-than-expected results for the second and third quarters of 2022. Shares of Newell Brands, a manufacturer of housewares and specialty products, fell after the company issued weaker-than-expected earnings forecasts. Shares of Catalent, a pharmaceuticals maker, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2022 and lowered its forecast for the full year 2022.
Leading individual contributors to relative performance included the Fund’s overweight positions in Hubbell Inc., Horizon Therapeutics PLC and Ametek Inc. Shares of Hubbell, a manufacturer of electrical components and equipment, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and amid investor expectations the company will benefit from planned infrastructural upgrades to U.S. electricity grids. Shares of Horizon Therapeutics PLC, a pharmaceuticals developer based in Ireland, rose after the company agreed to be acquired by Amgen Inc. for about $28 billion. Shares of Ametek, a manufacturer of electrical components and equipment, rose after the company reported better-than-expected earnings and revenue for the second and third quarters of 2022 and raised its earnings forecast for the full year 2022.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	AutoZone, Inc.	1.4%
2.	AMETEK, Inc.	1.2
3.	Hubbell, Inc.	1.1
4.	Xcel Energy, Inc.	1.1
5.	ITT, Inc.	1.1
6.	Ameriprise Financial, Inc.	1.1
7.	Laboratory Corp. of America Holdings	1.1
8.	M&T Bank Corp.	1.0
9.	Huntington Bancshares, Inc.	1.0
10.	AmerisourceBergen Corp.	1.0

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Financials	17.7%
Health Care	14.8
Industrials	14.0
Information Technology	13.1
Consumer Discretionary	11.5
Real Estate	6.0
Utilities	5.0
Materials	3.5
Energy	3.2
Communication Services	2.9
Consumer Staples	2.9
Short-Term Investments	5.4

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

6	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge **		(0.65)%	(20.65)%	7.11%	10.80%
Without Sales Charge		4.85	(16.25)	8.27	11.41
CLASS C SHARES	November 2, 2009
With CDSC ***		3.60	(17.66)	7.74	10.96
Without CDSC		4.60	(16.66)	7.74	10.96
Class I SHARES	January 1, 1997	4.99	(16.04)	8.55	11.74
Class R2 SHARES	March 14, 2014	4.72	(16.46)	8.01	11.16
Class R5 SHARES	March 14, 2014	5.05	(15.93)	8.71	11.87
Class R6 SHARES	March 14, 2014	5.12	(15.84)	8.82	11.94

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/12 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.
Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund and the Russell Midcap Index from December 31, 2012 to December 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the bench mark, if applicable. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

JPMorgan Mid Cap Growth Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	4.19%
Russell Midcap Growth Index	6.20%
Net Assets as of 12/31/2022 (In Thousands)	$7,550,884
INVESTMENT OBJECTIVE **
The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2022.
The Fund’s security selection in the information technology and financials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the industrials and health care sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Catalent Inc. and Zoom Video Communications Inc., and its out-of-Benchmark position in Palo Alto Networks Inc. Shares of Catalent, a pharmaceuticals maker, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2022 and lowered its forecast for the full year. Shares of Zoom Video Communications, a video conferencing service provider, fell after the company reported lower-than-expected revenue for the second quarter of 2022 and issued a weaker-than-expected forecast. Shares of Palo Alto Networks, a cybersecurity systems provider, fell in late December 2022 amid a broad sell-off in cybersecurity stocks due to investor concerns about slower near-term growth.
Leading individual contributors to relative performance included the Fund’s overweight positions in Horizon Therapeutics PLC, Toro Co. and Trane Technologies PLC. Shares of Horizon Therapeutics PLC, a pharmaceuticals developer based in Ireland, rose after the company agreed to be acquired by Amgen Inc. for about $28 billion. Shares of Toro, a manufacturer of tractors, mowers and related landscaping equipment, rose after the company reported consecutive quarters of better-than-expected earnings and increased its quarterly dividend. Shares of Trane Technologies, a provider of heating, ventilation and air conditioning systems and services based in Ireland, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and raised its earnings forecast.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Horizon Therapeutics plc	2.3%
2.	Trane Technologies plc	2.2
3.	Quanta Services, Inc.	2.2
4.	Dexcom, Inc.	2.0
5.	Agilent Technologies, Inc.	2.0
6.	Synopsys, Inc.	1.9
7.	Cheniere Energy, Inc.	1.8
8.	Copart, Inc.	1.8
9.	Hilton Worldwide Holdings, Inc.	1.8
10.	Cadence Design Systems, Inc.	1.7

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Health Care	24.9%
Information Technology	22.1
Industrials	16.9
Consumer Discretionary	13.8
Financials	10.0
Energy	4.1
Communication Services	2.5
Consumer Staples	1.0
Materials	0.6
Short-Term Investments	4.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited) (continued)

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge **		(1.43)%	(31.08)%	8.17%	11.88%
Without Sales Charge		4.04	(27.27)	9.34	12.48
CLASS C SHARES	November 4, 1997
With CDSC ***		2.74	(28.63)	8.79	12.04
Without CDSC		3.74	(27.63)	8.79	12.04
Class I SHARES	March 2, 1989	4.19	(27.09)	9.66	12.83
Class R2 SHARES	June 19, 2009	3.87	(27.50)	9.05	12.24
Class R3 SHARES	September 9, 2016	4.01	(27.32)	9.33	12.48
Class R4 SHARES	September 9, 2016	4.12	(27.14)	9.60	12.76
Class R5 SHARES	November 1, 2011	4.23	(27.01)	9.81	12.98
Class R6 SHARES	November 1, 2011	4.25	(26.96)	9.87	13.04

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/12 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for the Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund and the Russell Midcap Growth Index from December 31, 2012 to December 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	5.91%
Russell Midcap Value Index	5.01%
Net Assets as of 12/31/2022 (In Thousands)	$13,830,134
INVESTMENT OBJECTIVE**
The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares outperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2022.
The Fund’s security selection in the information technology and health care sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the communication services and utilities sectors was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in Ameriprise Financial Inc., Hubbell Inc. and Arch Capital Group Ltd. Shares of Ameriprise Financial, a financial services provider, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022. Shares of Hubbell, an electronic components and equipment manufacturer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and raised its earnings in anticipation of increased federal government spending on electrical grid upgrades. Shares of Arch Capital Group, a property and casualty insurer, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2022 and after the company became a component of the S&P 500 Index.
Leading individual detractors from relative performance included the Fund’s overweight positions in IAC Inc., Newell Brands Inc. and Liberty Broadband Corp. Shares of IAC, a media and internet content provider, fell after the company reported lower-than-expected results for the second and third quarters of 2022. Shares of Newell Brands, a manufacturer of housewares and specialty products, fell after the company issued weaker-than-expected earnings forecasts. Shares of Liberty Broadband, a cable and satellite TV provider, fell amid broad weakness in communications sector stocks.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Xcel Energy, Inc.	2.0%
2.	Ameriprise Financial, Inc.	1.9
3.	Laboratory Corp. of America Holdings	1.9
4.	M&T Bank Corp.	1.8
5.	Huntington Bancshares, Inc.	1.8
6.	AmerisourceBergen Corp.	1.8
7.	CMS Energy Corp.	1.7
8.	WEC Energy Group, Inc.	1.7
9.	Loews Corp.	1.7
10.	Entergy Corp.	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Financials	24.2%
Industrials	12.9
Real Estate	10.7
Consumer Discretionary	10.4
Utilities	8.8
Health Care	8.5
Information Technology	7.5
Materials	5.7
Consumer Staples	4.4
Communication Services	3.6
Energy	2.7
Short-Term Investments	0.6

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

12	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Mid Cap Value Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge **		0.16%	(13.28)%	4.44%	8.90%
Without Sales Charge		5.70	(8.49)	5.57	9.49
CLASS C SHARES	April 30, 2001
With CDSC ***		4.44	(9.93)	5.05	9.04
Without CDSC		5.44	(8.93)	5.05	9.04
Class I SHARES	October 31, 2001	5.84	(8.26)	5.84	9.76
Class L SHARES	November 13, 1997	5.91	(8.14)	6.06	10.01
Class R2 SHARES	November 3, 2008	5.57	(8.71)	5.30	9.20
Class R3 SHARES	September 9, 2016	5.71	(8.49)	5.57	9.49
Class R4 SHARES	September 9, 2016	5.83	(8.26)	5.84	9.76
Class R5 SHARES	September 9, 2016	5.90	(8.12)	6.00	9.96
Class R6 SHARES	September 9, 2016	5.96	(8.03)	6.11	10.03

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/12 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.
Returns for the Class R5 and R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund and the Russell Midcap
Value Index from December 31, 2012 to December 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Mid-cap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

JPMorgan Value Advantage Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	5.62%
Russell 3000 Value Index	5.95%
Net Assets as of 12/31/2022 (In Thousands)	$9,169,310
INVESTMENT OBJECTIVE**
The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares underperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2022.
The Fund’s security selection in the financials and industrials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the information technology and consumer discretionary sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s underweight position in Exxon Mobil Corp. and its overweight positions in Liberty Broadband Corp. and IAC Inc. Shares of Exxon Mobil, an integrated petroleum and natural gas company, rose after reporting strong earnings and revenue growth as global energy prices remained elevated during the period. Shares of Liberty Broadband, a cable and satellite TV provider, fell amid broad weakness in communications sector stocks. Shares of IAC, a media and internet content provider, fell amid declining revenues and consecutive quarters of lower-than-expected earnings.
Leading individual contributors to relative performance included the Fund’s overweight position in Dick’s Sporting Goods Inc. and its underweight positions in Meta Platforms Inc. and Intel Corp. Shares of Dick’s Sporting Goods, a recreational products and apparel retail chain, rose after the company reported better-than-expected earnings, revenue and store sales for the third quarter of 2022. Shares of Meta Platforms, parent company of social media platform Facebook, fell after the company issued a lower-than-expected revenue forecast and amid investor concerns about the company’s push into virtual reality entertainment. Shares of Intel, a semiconductor manufacturer not held in the Fund, fell with the broader semiconductor sub-sector amid lower industry growth forecasts and changes in global technology supply chains.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’
view, significant levels of free cash flow.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF December 31, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Bank of America Corp.	3.6%
2.	Berkshire Hathaway, Inc., Class B	2.5
3.	Chevron Corp.	2.4
4.	AbbVie, Inc.	2.2
5.	Bristol-Myers Squibb Co.	2.0
6.	ConocoPhillips	1.9
7.	Loews Corp.	1.7
8.	M&T Bank Corp.	1.7
9.	Capital One Financial Corp.	1.7
10.	Johnson & Johnson	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF December 31, 2022	PERCENT OF TOTAL INVESTMENTS
Financials	26.2%
Health Care	14.4
Industrials	9.4
Consumer Discretionary	8.7
Real Estate	8.3
Energy	8.2
Consumer Staples	5.6
Communication Services	5.1
Information Technology	4.2
Utilities	4.2
Materials	3.0
Short-Term Investments	2.7

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
FUND COMMENTARY
SIX MONTHS ENDED  December 31, 2022 (Unaudited) (continued)

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF December 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge **		(0.13)%	(9.18)%	5.56%	9.44%
Without Sales Charge		5.41	(4.14)	6.71	10.03
CLASS C SHARES	February 28, 2005
With CDSC ***		4.13	(5.59)	6.18	9.59
Without CDSC		5.13	(4.59)	6.18	9.59
Class I SHARES	February 28, 2005	5.53	(3.89)	6.98	10.31
Class L SHARES	February 28, 2005	5.62	(3.75)	7.14	10.53
Class R2 SHARES	July 31, 2017	5.26	(4.39)	6.44	9.76
Class R3 SHARES	September 9, 2016	5.42	(4.11)	6.71	10.03
Class R4 SHARES	September 9, 2016	5.54	(3.88)	6.98	10.31
Class R5 SHARES	September 9, 2016	5.62	(3.74)	7.14	10.52
Class R6 SHARES	September 9, 2016	5.69	(3.65)	7.25	10.59

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (12/31/12 TO 12/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.
Returns for the Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund and the Russell 3000
Value Index from December 31, 2012 to December 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	17

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Automobiles — 1.8%
Tesla, Inc. *	1,780	219,207
Banks — 0.9%
First Republic Bank	562	68,542
SVB Financial Group *	171	39,234
		107,776
Beverages — 1.0%
Constellation Brands, Inc., Class A	536	124,197
Biotechnology — 6.8%
Alnylam Pharmaceuticals, Inc. *	530	125,851
Amgen, Inc.	348	91,414
Exact Sciences Corp. *	1,631	80,761
Exelixis, Inc. *	3,158	50,653
Horizon Therapeutics plc *	1,805	205,390
Natera, Inc. *	1,051	42,216
Regeneron Pharmaceuticals, Inc. *	329	237,495
		833,780
Building Products — 1.7%
Trane Technologies plc	1,224	205,823
Capital Markets — 4.4%
Blackstone, Inc.	1,606	119,174
Charles Schwab Corp. (The)	2,268	188,781
Morgan Stanley	1,098	93,345
S&P Global, Inc.	404	135,335
		536,635
Commercial Services & Supplies — 1.3%
Copart, Inc. *	2,507	152,665
Communications Equipment — 0.4%
Arista Networks, Inc. *	415	50,406
Construction & Engineering — 2.0%
Quanta Services, Inc.	1,756	250,259
Electrical Equipment — 2.0%
AMETEK, Inc.	1,098	153,447
Hubbell, Inc.	409	95,851
		249,298
Electronic Equipment, Instruments & Components — 1.2%
Keysight Technologies, Inc. *	479	81,922
Zebra Technologies Corp., Class A *	275	70,483
		152,405
INVESTMENTS	SHARES (000)	VALUE ($000)

Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,593	47,033
Health Care Equipment & Supplies — 4.2%
Cooper Cos., Inc. (The)	349	115,389
Dexcom, Inc. * (a)	1,118	126,615
Insulet Corp. *	329	96,934
Intuitive Surgical, Inc. *	649	172,156
		511,094
Health Care Providers & Services — 4.6%
Centene Corp. *	754	61,865
McKesson Corp.	388	145,494
UnitedHealth Group, Inc.	672	356,011
		563,370
Hotels, Restaurants & Leisure — 3.2%
Aramark	2,381	98,421
Booking Holdings, Inc. *	58	116,223
Hilton Worldwide Holdings, Inc.	1,020	128,962
Royal Caribbean Cruises Ltd. * (a)	1,038	51,325
		394,931
Household Durables — 0.5%
Garmin Ltd.	617	56,929
Insurance — 1.3%
Progressive Corp. (The)	1,196	155,148
Interactive Media & Services — 4.5%
Alphabet, Inc., Class C *	5,433	482,131
Bumble, Inc., Class A *	2,935	61,778
		543,909
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc. *	5,819	488,782
IT Services — 5.3%
Global Payments, Inc.	823	81,714
Globant SA *	437	73,435
Mastercard, Inc., Class A	1,218	423,582
MongoDB, Inc. * (a)	341	67,218
		645,949
Life Sciences Tools & Services — 2.1%
Mettler-Toledo International, Inc. *	69	99,606
Thermo Fisher Scientific, Inc.	276	152,147
		251,753
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 3.2%
Deere & Co.	431	184,874
Ingersoll Rand, Inc.	2,297	120,014
Toro Co. (The)	767	86,871
		391,759
Media — 0.4%
Trade Desk, Inc. (The), Class A *	1,073	48,117
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	2,293	87,143
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc.	749	112,361
EOG Resources, Inc.	1,683	217,963
		330,324
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	427	105,904
Pharmaceuticals — 2.8%
Eli Lilly & Co.	419	153,394
Jazz Pharmaceuticals plc *	550	87,641
Royalty Pharma plc, Class A	2,609	103,106
		344,141
Professional Services — 0.6%
Equifax, Inc.	362	70,437
Road & Rail — 0.5%
Old Dominion Freight Line, Inc.	207	58,713
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc. *	1,835	118,820
Entegris, Inc.	982	64,426
Lam Research Corp. (a)	201	84,267
Marvell Technology, Inc.	1,664	61,638
NVIDIA Corp.	1,505	219,957
QUALCOMM, Inc.	1,200	131,959
SolarEdge Technologies, Inc. *	458	129,837
Wolfspeed, Inc. * (a)	652	45,010
		855,914
Software — 15.6%
Confluent, Inc., Class A * (a)	2,957	65,774
Crowdstrike Holdings, Inc., Class A *	439	46,211
HubSpot, Inc. *	182	52,474
Intuit, Inc.	460	178,923
Microsoft Corp.	4,369	1,047,787
Palo Alto Networks, Inc. *	1,040	145,079
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
ServiceNow, Inc. *	290	112,576
Synopsys, Inc. *	414	132,149
Zoom Video Communications, Inc., Class A *	1,251	84,766
Zscaler, Inc. * (a)	348	38,958
		1,904,697
Specialty Retail — 3.0%
Burlington Stores, Inc. *	665	134,765
National Vision Holdings, Inc. *	1,266	49,054
Ross Stores, Inc.	654	75,886
Tractor Supply Co.	475	106,977
		366,682
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	6,990	908,203
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	680	79,576
Total Common Stocks (Cost $8,482,397)		12,092,959
Short-Term Investments — 1.0%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (b) (c) (Cost $62,872)	62,875	62,907
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.56% (b) (c)	45,010	45,023
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	19

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (b) (c)	7,590	7,590
Total Investment of Cash Collateral from Securities Loaned (Cost $52,609)		52,613
Total Short-Term Investments (Cost $115,481)		115,520
Total Investments — 100.1% (Cost $8,597,878)		12,208,479
Liabilities in Excess of Other Assets — (0.1)%		(6,913)
NET ASSETS — 100.0%		12,201,566

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2022. The total value of securities on loan at December 31, 2022 is $51,399.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 0.3%
HEICO Corp., Class A	79	9,521
Airlines — 0.5%
Delta Air Lines, Inc. *	264	8,676
Southwest Airlines Co. *	239	8,060
		16,736
Banks — 6.1%
Citizens Financial Group, Inc.	574	22,600
East West Bancorp, Inc.	147	9,697
Fifth Third Bancorp	747	24,493
First Citizens BancShares, Inc., Class A	18	13,582
First Republic Bank	63	7,645
Huntington Bancshares, Inc. (a)	2,295	32,360
M&T Bank Corp.	226	32,754
Regions Financial Corp.	1,259	27,150
SVB Financial Group *	16	3,727
Zions Bancorp NA	270	13,274
		187,282
Beverages — 1.2%
Constellation Brands, Inc., Class A	112	25,947
Keurig Dr Pepper, Inc.	346	12,351
		38,298
Biotechnology — 2.9%
Alnylam Pharmaceuticals, Inc. *	76	18,069
Exact Sciences Corp. *	191	9,461
Exelixis, Inc. *	478	7,671
Horizon Therapeutics plc *	256	29,081
Natera, Inc. *	158	6,335
Neurocrine Biosciences, Inc. *	100	11,889
Seagen, Inc. *	64	8,287
		90,793
Building Products — 2.1%
Carlisle Cos., Inc.	76	17,938
Fortune Brands Innovations, Inc.	318	18,143
Trane Technologies plc	168	28,243
		64,324
Capital Markets — 6.6%
Ameriprise Financial, Inc.	109	33,922
Ares Management Corp.	205	14,010
FactSet Research Systems, Inc.	31	12,253
LPL Financial Holdings, Inc.	85	18,305
Morningstar, Inc.	38	8,263
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
MSCI, Inc.	37	17,109
Northern Trust Corp.	204	18,090
Raymond James Financial, Inc.	229	24,518
S&P Global, Inc.	34	11,561
State Street Corp.	258	20,024
T. Rowe Price Group, Inc. (a)	134	14,568
Tradeweb Markets, Inc., Class A	172	11,157
		203,780
Chemicals — 0.9%
Celanese Corp.	73	7,476
RPM International, Inc.	218	21,211
		28,687
Commercial Services & Supplies — 1.0%
Cintas Corp.	14	6,408
Copart, Inc. *	381	23,208
		29,616
Communications Equipment — 1.4%
Arista Networks, Inc. *	109	13,280
F5, Inc. *	57	8,138
Motorola Solutions, Inc.	90	23,194
		44,612
Construction & Engineering — 1.4%
AECOM	115	9,809
Quanta Services, Inc.	195	27,751
Valmont Industries, Inc.	20	6,572
		44,132
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	60	20,134
Consumer Finance — 0.4%
Discover Financial Services	138	13,489
Containers & Packaging — 1.5%
Ball Corp.	173	8,844
Packaging Corp. of America	134	17,174
Silgan Holdings, Inc.	409	21,184
		47,202
Distributors — 1.3%
Genuine Parts Co.	85	14,822
LKQ Corp.	470	25,086
		39,908
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	21

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. * (a)	91	5,740
Diversified Financial Services — 0.4%
Voya Financial, Inc.	187	11,480
Electric Utilities — 2.5%
Edison International (a)	206	13,112
Entergy Corp.	250	28,090
Xcel Energy, Inc.	506	35,471
		76,673
Electrical Equipment — 3.0%
Acuity Brands, Inc.	124	20,501
AMETEK, Inc.	270	37,756
Hubbell, Inc.	153	35,789
		94,046
Electronic Equipment, Instruments & Components — 3.4%
Amphenol Corp., Class A	258	19,627
CDW Corp.	134	23,863
Jabil, Inc.	229	15,613
Keysight Technologies, Inc. *	77	13,212
Teledyne Technologies, Inc. *	58	23,321
Zebra Technologies Corp., Class A *	37	9,559
		105,195
Energy Equipment & Services — 0.2%
Baker Hughes Co.	219	6,479
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	256	26,634
Equity Real Estate Investment Trusts (REITs) — 5.7%
American Homes 4 Rent, Class A	452	13,634
AvalonBay Communities, Inc.	79	12,809
Boston Properties, Inc. (a)	150	10,109
Brixmor Property Group, Inc.	504	11,435
Essex Property Trust, Inc.	35	7,480
Federal Realty Investment Trust (a)	81	8,157
Host Hotels & Resorts, Inc.	407	6,528
JBG SMITH Properties	282	5,350
Kimco Realty Corp.	615	13,029
Mid-America Apartment Communities, Inc.	53	8,244
Rayonier, Inc.	512	16,860
Regency Centers Corp.	138	8,653
Rexford Industrial Realty, Inc.	143	7,795
Sun Communities, Inc.	56	8,061
Ventas, Inc.	160	7,223
INVESTMENTS	SHARES (000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Weyerhaeuser Co.	547	16,973
WP Carey, Inc. (a)	172	13,412
		175,752
Food & Staples Retailing — 0.9%
Kroger Co. (The)	277	12,376
US Foods Holding Corp. *	423	14,378
		26,754
Food Products — 0.4%
Post Holdings, Inc. *	132	11,884
Gas Utilities — 0.5%
National Fuel Gas Co.	227	14,362
Health Care Equipment & Supplies — 4.2%
Cooper Cos., Inc. (The)	43	14,261
Dexcom, Inc. *	231	26,204
Globus Medical, Inc., Class A * (a)	109	8,058
Hologic, Inc. *	158	11,852
IDEXX Laboratories, Inc. *	24	9,689
Insulet Corp. *	62	18,136
Novocure Ltd. * (a)	26	1,918
ResMed, Inc.	76	15,733
Zimmer Biomet Holdings, Inc.	180	22,990
		128,841
Health Care Providers & Services — 5.2%
Acadia Healthcare Co., Inc. *	175	14,434
Amedisys, Inc. *	89	7,445
AmerisourceBergen Corp.	193	32,015
Centene Corp. *	212	17,366
Henry Schein, Inc. *	339	27,063
Laboratory Corp. of America Holdings	144	33,782
McKesson Corp.	40	15,066
Universal Health Services, Inc., Class B	86	12,114
		159,285
Hotels, Restaurants & Leisure — 3.0%
Aramark	386	15,988
Booking Holdings, Inc. *	3	5,770
Chipotle Mexican Grill, Inc. *	15	21,109
Darden Restaurants, Inc.	92	12,690
Expedia Group, Inc. *	99	8,673
Hilton Worldwide Holdings, Inc.	180	22,715
Royal Caribbean Cruises Ltd. *	114	5,630
		92,575
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 1.2%
Garmin Ltd.	63	5,789
Helen of Troy Ltd. *	60	6,650
Mohawk Industries, Inc. *	113	11,623
Newell Brands, Inc.	1,059	13,851
		37,913
Household Products — 0.3%
Energizer Holdings, Inc.	282	9,476
Insurance — 4.3%
Arch Capital Group Ltd. *	332	20,825
Globe Life, Inc. (a)	64	7,760
Hartford Financial Services Group, Inc. (The)	312	23,700
Lincoln National Corp.	198	6,084
Loews Corp.	508	29,627
Progressive Corp. (The)	124	16,037
RenaissanceRe Holdings Ltd. (Bermuda)	56	10,343
WR Berkley Corp.	263	19,060
		133,436
Interactive Media & Services — 0.7%
Bumble, Inc., Class A *	318	6,691
IAC, Inc. *	308	13,688
		20,379
Internet & Direct Marketing Retail — 0.2%
Chewy, Inc., Class A * (a)	160	5,951
IT Services — 2.3%
FleetCor Technologies, Inc. *	88	16,067
Global Payments, Inc.	99	9,855
Globant SA *	70	11,701
GoDaddy, Inc., Class A *	197	14,761
MongoDB, Inc. * (a)	66	13,016
Remitly Global, Inc. *	531	6,083
		71,483
Life Sciences Tools & Services — 1.9%
10X Genomics, Inc., Class A *	100	3,641
Agilent Technologies, Inc.	168	25,109
Maravai LifeSciences Holdings, Inc., Class A *	272	3,892
Mettler-Toledo International, Inc. *	14	19,728
West Pharmaceutical Services, Inc.	22	5,304
		57,674
Machinery — 5.2%
IDEX Corp.	77	17,453
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Ingersoll Rand, Inc.	227	11,879
ITT, Inc.	420	34,023
Lincoln Electric Holdings, Inc.	157	22,695
Middleby Corp. (The) * (a)	163	21,819
Snap-on, Inc.	101	23,059
Timken Co. (The)	191	13,511
Toro Co. (The)	139	15,773
		160,212
Media — 1.6%
Liberty Broadband Corp., Class C *	223	17,007
Liberty Media Corp.-Liberty SiriusXM, Class C *	482	18,867
Trade Desk, Inc. (The), Class A *	289	12,937
		48,811
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	403	15,325
Multiline Retail — 0.1%
Kohl's Corp. (a)	147	3,706
Multi-Utilities — 2.2%
CMS Energy Corp.	481	30,427
Sempra Energy	43	6,707
WEC Energy Group, Inc.	318	29,826
		66,960
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp. *	179	5,554
Cheniere Energy, Inc.	156	23,410
Coterra Energy, Inc.	554	13,622
Diamondback Energy, Inc.	77	10,586
EOG Resources, Inc.	140	18,074
Williams Cos., Inc. (The)	718	23,603
		94,849
Personal Products — 0.2%
BellRing Brands, Inc. *	219	5,607
Pharmaceuticals — 1.2%
Jazz Pharmaceuticals plc *	161	25,638
Royalty Pharma plc, Class A	279	11,024
		36,662
Professional Services — 0.3%
Equifax, Inc.	54	10,562
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A * (a)	205	15,746
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	23

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Road & Rail — 0.4%
Old Dominion Freight Line, Inc.	38	10,930
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc. *	97	6,316
Enphase Energy, Inc. * (a)	25	6,655
Entegris, Inc.	135	8,839
Marvell Technology, Inc.	175	6,473
SolarEdge Technologies, Inc. *	44	12,357
Teradyne, Inc.	76	6,671
Wolfspeed, Inc. * (a)	82	5,647
		52,958
Software — 4.7%
Cadence Design Systems, Inc. *	133	21,402
Clear Secure, Inc., Class A (a)	135	3,701
Confluent, Inc., Class A *	325	7,224
Crowdstrike Holdings, Inc., Class A *	124	13,071
Five9, Inc. *	82	5,587
Gen Digital, Inc.	529	11,345
HashiCorp, Inc., Class A *	247	6,761
HubSpot, Inc. *	31	8,854
Palo Alto Networks, Inc. *	109	15,166
Procore Technologies, Inc. *	162	7,645
Synopsys, Inc. *	78	24,993
Zoom Video Communications, Inc., Class A *	162	10,979
Zscaler, Inc. *	68	7,560
		144,288
Specialty Retail — 3.9%
AutoZone, Inc. *	18	45,279
Bath & Body Works, Inc.	265	11,187
Best Buy Co., Inc.	126	10,101
Burlington Stores, Inc. *	72	14,600
CarMax, Inc. * (a)	95	5,759
Gap, Inc. (The) (a)	192	2,163
National Vision Holdings, Inc. *	126	4,865
Ross Stores, Inc.	87	10,041
Tractor Supply Co.	80	18,101
		122,096
Textiles, Apparel & Luxury Goods — 1.8%
Carter's, Inc. (a)	199	14,844
Lululemon Athletica, Inc. *	21	6,657
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp. (a)	161	17,029
Tapestry, Inc.	455	17,325
		55,855
Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.	896	11,652
Trading Companies & Distributors — 0.3%
Air Lease Corp.	248	9,531
Total Common Stocks (Cost $2,438,130)		3,016,276
Short-Term Investments — 5.6%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (b) (c) (Cost $85,568)	85,566	85,608
Investment of Cash Collateral from Securities Loaned — 2.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.56% (b) (c)	63,974	63,993
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (b) (c)	24,149	24,149
Total Investment of Cash Collateral from Securities Loaned (Cost $88,139)		88,142
Total Short-Term Investments (Cost $173,707)		173,750
Total Investments — 103.3% (Cost $2,611,837)		3,190,026
Liabilities in Excess of Other Assets — (3.3)%		(101,400)
NET ASSETS — 100.0%		3,088,626

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2022. The total value of securities on loan at December 31, 2022 is $85,712.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 0.7%
HEICO Corp., Class A	473	56,740
Airlines — 0.7%
Delta Air Lines, Inc. *	1,573	51,698
Banks — 1.7%
East West Bancorp, Inc.	877	57,793
First Republic Bank	374	45,541
SVB Financial Group *	96	22,156
		125,490
Beverages — 1.0%
Constellation Brands, Inc., Class A	320	74,159
Biotechnology — 7.2%
Alnylam Pharmaceuticals, Inc. *	454	107,757
Exact Sciences Corp. *	1,139	56,389
Exelixis, Inc. *	2,849	45,701
Horizon Therapeutics plc *	1,525	173,478
Natera, Inc. *	939	37,728
Neurocrine Biosciences, Inc. *	593	70,876
Seagen, Inc. *	384	49,379
		541,308
Building Products — 2.2%
Trane Technologies plc	1,002	168,481
Capital Markets — 7.3%
Ares Management Corp.	1,221	83,531
FactSet Research Systems, Inc.	182	73,048
LPL Financial Holdings, Inc.	505	109,164
Morningstar, Inc.	227	49,234
MSCI, Inc.	219	102,026
S&P Global, Inc.	206	68,914
Tradeweb Markets, Inc., Class A	1,024	66,501
		552,418
Commercial Services & Supplies — 2.3%
Cintas Corp.	85	38,333
Copart, Inc. *	2,273	138,426
		176,759
Communications Equipment — 1.7%
Arista Networks, Inc. *	652	79,174
F5, Inc. *	338	48,489
		127,663
Construction & Engineering — 3.5%
AECOM	688	58,456
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction & Engineering — continued
Quanta Services, Inc.	1,162	165,543
Valmont Industries, Inc.	118	39,162
		263,161
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. *	542	34,178
Electrical Equipment — 2.2%
AMETEK, Inc.	667	93,164
Hubbell, Inc.	304	71,288
		164,452
Electronic Equipment, Instruments & Components — 2.8%
Jabil, Inc.	335	22,817
Keysight Technologies, Inc. *	460	78,770
Teledyne Technologies, Inc. *	141	56,279
Zebra Technologies Corp., Class A *	222	56,967
		214,833
Energy Equipment & Services — 0.5%
Baker Hughes Co.	1,307	38,583
Entertainment — 1.0%
Take-Two Interactive Software, Inc. * (a)	718	74,726
Health Care Equipment & Supplies — 7.7%
Cooper Cos., Inc. (The)	257	85,031
Dexcom, Inc. * (a)	1,380	156,308
Hologic, Inc. * (a)	945	70,655
IDEXX Laboratories, Inc. *	142	57,744
Insulet Corp. *	367	108,159
Novocure Ltd. * (a)	155	11,387
ResMed, Inc.	451	93,818
		583,102
Health Care Providers & Services — 4.3%
Acadia Healthcare Co., Inc. *	1,046	86,067
Amedisys, Inc. *	531	44,346
Centene Corp. *	1,263	103,559
McKesson Corp.	239	89,837
		323,809
Hotels, Restaurants & Leisure — 5.6%
Aramark	2,306	95,336
Booking Holdings, Inc. *	17	34,354
Chipotle Mexican Grill, Inc. *	91	125,905
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	25

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	1,072	135,490
Royal Caribbean Cruises Ltd. * (a)	678	33,523
		424,608
Household Durables — 1.0%
Garmin Ltd.	373	34,469
Helen of Troy Ltd. *	357	39,596
		74,065
Insurance — 1.3%
Progressive Corp. (The)	737	95,626
Interactive Media & Services — 0.5%
Bumble, Inc., Class A *	1,893	39,856
Internet & Direct Marketing Retail — 0.5%
Chewy, Inc., Class A * (a)	956	35,443
IT Services — 3.2%
Global Payments, Inc.	591	58,731
Globant SA *	415	69,753
MongoDB, Inc. *	394	77,604
Remitly Global, Inc. *	3,162	36,205
		242,293
Life Sciences Tools & Services — 4.6%
10X Genomics, Inc., Class A * (a)	628	22,894
Agilent Technologies, Inc.	1,001	149,772
Maravai LifeSciences Holdings, Inc., Class A *	1,618	23,146
Mettler-Toledo International, Inc. *	81	117,651
West Pharmaceutical Services, Inc.	134	31,574
		345,037
Machinery — 3.2%
Ingersoll Rand, Inc.	1,355	70,814
ITT, Inc.	903	73,191
Toro Co. (The)	831	94,054
		238,059
Media — 1.0%
Trade Desk, Inc. (The), Class A *	1,721	77,136
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	1,200	45,595
Oil, Gas & Consumable Fuels — 3.7%
Antero Resources Corp. *	1,067	33,071
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Cheniere Energy, Inc.	931	139,637
EOG Resources, Inc.	833	107,787
		280,495
Pharmaceuticals — 1.6%
Jazz Pharmaceuticals plc *	343	54,631
Royalty Pharma plc, Class A	1,663	65,711
		120,342
Professional Services — 0.8%
Equifax, Inc.	324	62,951
Road & Rail — 0.9%
Old Dominion Freight Line, Inc.	230	65,153
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc. *	581	37,610
Enphase Energy, Inc. * (a)	149	39,649
Entegris, Inc.	803	52,672
Marvell Technology, Inc.	1,041	38,554
SolarEdge Technologies, Inc. *	260	73,673
Teradyne, Inc.	455	39,734
Wolfspeed, Inc. * (a)	487	33,630
		315,522
Software — 10.5%
Cadence Design Systems, Inc. *	795	127,652
Clear Secure, Inc., Class A (a)	803	22,012
Confluent, Inc., Class A *	1,935	43,036
Crowdstrike Holdings, Inc., Class A *	740	77,933
Five9, Inc. *	490	33,266
HashiCorp, Inc., Class A *	1,473	40,266
HubSpot, Inc. *	182	52,758
Palo Alto Networks, Inc. *	648	90,436
Procore Technologies, Inc. *	965	45,546
Synopsys, Inc. *	467	149,080
Zoom Video Communications, Inc., Class A *	966	65,447
Zscaler, Inc. * (a)	403	45,042
		792,474
Specialty Retail — 6.0%
AutoZone, Inc. *	51	125,393
Burlington Stores, Inc. *	429	87,045
CarMax, Inc. * (a)	563	34,282
National Vision Holdings, Inc. * (a)	942	36,500
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Ross Stores, Inc.	515	59,846
Tractor Supply Co.	480	107,944
		451,010
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc. *	124	39,646
Trading Companies & Distributors — 0.7%
Air Lease Corp.	1,478	56,798
Total Common Stocks (Cost $6,460,566)		7,373,669
Short-Term Investments — 4.2%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (b) (c) (Cost $188,878)	188,864	188,958
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.56% (b) (c)	112,896	112,930
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (b) (c)	15,425	15,425
Total Investment of Cash Collateral from Securities Loaned (Cost $128,332)		128,355
Total Short-Term Investments (Cost $317,210)		317,313
Total Investments — 101.9% (Cost $6,777,776)		7,690,982
Liabilities in Excess of Other Assets — (1.9)%		(140,098)
NET ASSETS — 100.0%		7,550,884

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2022. The total value of securities on loan at December 31, 2022 is $124,682.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	27

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Airlines — 0.5%
Southwest Airlines Co. *	1,827	61,511
Banks — 9.2%
Citizens Financial Group, Inc.	4,380	172,440
Fifth Third Bancorp	5,696	186,883
First Citizens BancShares, Inc., Class A	137	103,662
Huntington Bancshares, Inc.	17,511	246,904
M&T Bank Corp.	1,723	249,898
Regions Financial Corp.	9,608	207,147
Zions Bancorp NA	2,060	101,292
		1,268,226
Beverages — 1.4%
Constellation Brands, Inc., Class A	445	103,057
Keurig Dr Pepper, Inc.	2,643	94,248
		197,305
Building Products — 2.0%
Carlisle Cos., Inc.	581	136,878
Fortune Brands Innovations, Inc.	2,424	138,431
		275,309
Capital Markets — 6.1%
Ameriprise Financial, Inc.	831	258,827
Northern Trust Corp.	1,560	138,035
Raymond James Financial, Inc.	1,751	187,065
State Street Corp.	1,970	152,783
T. Rowe Price Group, Inc.	1,019	111,162
		847,872
Chemicals — 1.6%
Celanese Corp.	558	57,053
RPM International, Inc.	1,661	161,838
		218,891
Communications Equipment — 1.3%
Motorola Solutions, Inc.	685	176,533
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	454	153,634
Consumer Finance — 0.8%
Discover Financial Services	1,052	102,924
Containers & Packaging — 2.6%
Ball Corp.	1,320	67,489
Packaging Corp. of America	1,024	131,045
Silgan Holdings, Inc.	3,134	162,484
		361,018
INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 2.2%
Genuine Parts Co.	652	113,102
LKQ Corp.	3,583	191,402
		304,504
Diversified Financial Services — 0.6%
Voya Financial, Inc.	1,425	87,600
Electric Utilities — 4.2%
Edison International	1,573	100,052
Entergy Corp.	1,905	214,320
Xcel Energy, Inc.	3,860	270,636
		585,008
Electrical Equipment — 3.7%
Acuity Brands, Inc.	944	156,428
AMETEK, Inc.	1,209	168,874
Hubbell, Inc.	775	181,821
		507,123
Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	1,967	149,758
CDW Corp.	1,016	181,489
Jabil, Inc.	1,318	89,865
Teledyne Technologies, Inc. *	265	105,886
		526,998
Entertainment — 0.8%
Take-Two Interactive Software, Inc. *	1,030	107,293
Equity Real Estate Investment Trusts (REITs) — 9.7%
American Homes 4 Rent, Class A	3,452	104,035
AvalonBay Communities, Inc.	605	97,744
Boston Properties, Inc.	1,141	77,145
Brixmor Property Group, Inc.	3,849	87,258
Essex Property Trust, Inc.	269	57,079
Federal Realty Investment Trust	616	62,254
Host Hotels & Resorts, Inc. (a)	3,104	49,819
JBG SMITH Properties	2,151	40,835
Kimco Realty Corp.	4,694	99,418
Mid-America Apartment Communities, Inc.	401	62,908
Rayonier, Inc.	3,923	129,293
Regency Centers Corp.	1,057	66,034
Rexford Industrial Realty, Inc.	1,089	59,488
Sun Communities, Inc.	430	61,519
Ventas, Inc.	1,223	55,120
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Weyerhaeuser Co.	4,178	129,506
WP Carey, Inc.	1,310	102,341
		1,341,796
Food & Staples Retailing — 1.5%
Kroger Co. (The)	2,118	94,436
US Foods Holding Corp. *	3,225	109,715
		204,151
Food Products — 0.7%
Post Holdings, Inc. *	1,005	90,689
Gas Utilities — 0.8%
National Fuel Gas Co.	1,731	109,587
Health Care Equipment & Supplies — 1.7%
Globus Medical, Inc., Class A *	828	61,489
Zimmer Biomet Holdings, Inc.	1,376	175,422
		236,911
Health Care Providers & Services — 5.8%
AmerisourceBergen Corp.	1,474	244,267
Henry Schein, Inc. *	2,585	206,487
Laboratory Corp. of America Holdings	1,095	257,748
Universal Health Services, Inc., Class B	656	92,436
		800,938
Hotels, Restaurants & Leisure — 1.2%
Darden Restaurants, Inc.	700	96,832
Expedia Group, Inc. *	755	66,187
		163,019
Household Durables — 1.4%
Mohawk Industries, Inc. *	868	88,695
Newell Brands, Inc.	8,080	105,687
		194,382
Household Products — 0.5%
Energizer Holdings, Inc.	2,155	72,313
Insurance — 6.5%
Arch Capital Group Ltd. *	2,531	158,894
Globe Life, Inc.	491	59,219
Hartford Financial Services Group, Inc. (The)	2,385	180,829
Lincoln National Corp.	1,512	46,438
Loews Corp.	3,875	226,051
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
RenaissanceRe Holdings Ltd. (Bermuda)	428	78,923
WR Berkley Corp.	2,004	145,432
		895,786
Interactive Media & Services — 0.8%
IAC, Inc. *	2,346	104,148
IT Services — 1.7%
FleetCor Technologies, Inc. *	668	122,593
GoDaddy, Inc., Class A *	1,505	112,634
		235,227
Machinery — 6.6%
IDEX Corp.	583	133,174
ITT, Inc.	2,046	165,924
Lincoln Electric Holdings, Inc.	1,199	173,160
Middleby Corp. (The) *	1,243	166,487
Snap-on, Inc.	770	175,933
Timken Co. (The)	1,459	103,096
		917,774
Media — 2.0%
Liberty Broadband Corp., Class C *	1,701	129,766
Liberty Media Corp.-Liberty SiriusXM, Class C *	3,669	143,563
		273,329
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,541	58,548
Multiline Retail — 0.2%
Kohl's Corp. (a)	1,121	28,295
Multi-Utilities — 3.7%
CMS Energy Corp.	3,666	232,154
Sempra Energy	331	51,187
WEC Energy Group, Inc.	2,427	227,564
		510,905
Oil, Gas & Consumable Fuels — 2.6%
Coterra Energy, Inc.	4,230	103,939
Diamondback Energy, Inc.	591	80,788
Williams Cos., Inc. (The)	5,474	180,089
		364,816
Personal Products — 0.3%
BellRing Brands, Inc. *	1,669	42,798
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc *	789	125,682
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	29

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	1,561	120,148
Software — 0.6%
Gen Digital, Inc.	4,040	86,574
Specialty Retail — 2.6%
AutoZone, Inc. *	75	185,047
Bath & Body Works, Inc.	2,026	85,369
Best Buy Co., Inc.	961	77,080
Gap, Inc. (The)	1,464	16,518
		364,014
Textiles, Apparel & Luxury Goods — 2.7%
Carter's, Inc.	1,518	113,270
Ralph Lauren Corp.	1,230	129,935
Tapestry, Inc.	3,471	132,195
		375,400
Thrifts & Mortgage Finance — 0.6%
MGIC Investment Corp.	6,839	88,910
Total Common Stocks (Cost $9,015,107)		13,587,889
Short-Term Investments — 0.5%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (b) (c) (Cost $13,430)	13,430	13,437
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (b) (c) (Cost $62,314)	62,314	62,314
Total Short-Term Investments (Cost $75,744)		75,751
Total Investments — 98.8% (Cost $9,090,851)		13,663,640
Other Assets Less Liabilities — 1.2%		166,494
NET ASSETS — 100.0%		13,830,134

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2022. The total value of securities on loan at December 31, 2022 is $61,634.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Aerospace & Defense — 2.8%
General Dynamics Corp.	303	75,276
Northrop Grumman Corp.	111	60,290
Raytheon Technologies Corp.	1,191	120,233
		255,799
Air Freight & Logistics — 0.6%
FedEx Corp.	330	57,208
Banks — 11.2%
Bank of America Corp.	9,975	330,376
Citigroup, Inc.	1,244	56,290
Citizens Financial Group, Inc.	2,664	104,890
M&T Bank Corp.	1,067	154,796
PNC Financial Services Group, Inc. (The)	731	115,435
Truist Financial Corp.	1,633	70,252
US Bancorp	1,814	79,122
Wells Fargo & Co.	2,829	116,794
		1,027,955
Beverages — 0.5%
Keurig Dr Pepper, Inc.	1,177	41,967
Biotechnology — 3.5%
AbbVie, Inc.	1,271	205,405
Regeneron Pharmaceuticals, Inc. *	95	68,686
Vertex Pharmaceuticals, Inc. *	175	50,594
		324,685
Building Products — 1.2%
Carlisle Cos., Inc.	217	51,186
Fortune Brands Innovations, Inc.	982	56,094
		107,280
Capital Markets — 3.0%
Charles Schwab Corp. (The)	1,130	94,092
Invesco Ltd.	768	13,810
Morgan Stanley (a)	702	59,712
Northern Trust Corp.	662	58,541
T. Rowe Price Group, Inc. (a)	452	49,354
		275,509
Chemicals — 0.3%
Axalta Coating Systems Ltd. *	1,197	30,482
Communications Equipment — 0.6%
Cisco Systems, Inc.	889	42,371
CommScope Holding Co., Inc. *	1,802	13,244
		55,615
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 1.5%
Martin Marietta Materials, Inc.	302	101,924
Vulcan Materials Co.	179	31,362
		133,286
Consumer Finance — 2.4%
American Express Co.	467	68,940
Capital One Financial Corp.	1,660	154,359
		223,299
Containers & Packaging — 1.4%
Packaging Corp. of America	628	80,276
WestRock Co.	1,240	43,608
		123,884
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B *	745	230,039
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	2,726	107,408
Electric Utilities — 3.9%
American Electric Power Co., Inc.	435	41,295
Edison International	709	45,101
Entergy Corp.	379	42,649
NextEra Energy, Inc.	871	72,779
PG&E Corp. * (a)	3,829	62,255
Xcel Energy, Inc.	1,275	89,422
		353,501
Electrical Equipment — 0.6%
Eaton Corp. plc	349	54,713
Electronic Equipment, Instruments & Components — 0.5%
TD SYNNEX Corp.	499	47,244
Equity Real Estate Investment Trusts (REITs) — 7.7%
American Homes 4 Rent, Class A	2,101	63,335
Apple Hospitality REIT, Inc.	2,108	33,269
Brixmor Property Group, Inc.	2,983	67,634
EastGroup Properties, Inc.	152	22,579
Federal Realty Investment Trust (a)	531	53,612
JBG SMITH Properties	1,434	27,223
Kimco Realty Corp.	4,150	87,896
Lamar Advertising Co., Class A	509	48,031
Mid-America Apartment Communities, Inc.	436	68,377
Public Storage	134	37,574
Rayonier, Inc.	1,996	65,781
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	31

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Welltower, Inc.	419	27,452
Weyerhaeuser Co.	3,174	98,394
		701,157
Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A	1,367	28,356
Sysco Corp.	502	38,347
		66,703
Food Products — 1.8%
Kraft Heinz Co. (The)	2,323	94,553
Post Holdings, Inc. *	753	67,962
		162,515
Health Care Equipment & Supplies — 0.9%
Medtronic plc	507	39,371
Zimmer Biomet Holdings, Inc.	353	45,020
		84,391
Health Care Providers & Services — 5.7%
AmerisourceBergen Corp.	761	126,089
Cigna Corp.	200	66,301
CVS Health Corp.	1,220	113,682
HCA Healthcare, Inc.	362	86,923
Laboratory Corp. of America Holdings	296	69,726
UnitedHealth Group, Inc.	118	62,686
		525,407
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc. *	29	57,838
Texas Roadhouse, Inc.	504	45,821
		103,659
Household Durables — 1.2%
Mohawk Industries, Inc. *	556	56,824
Newell Brands, Inc.	3,782	49,474
		106,298
Household Products — 1.5%
Energizer Holdings, Inc.	1,183	39,699
Procter & Gamble Co. (The)	656	99,322
		139,021
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	342	73,359
Insurance — 7.0%
American International Group, Inc.	479	30,273
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Chubb Ltd.	368	81,279
CNA Financial Corp.	689	29,110
Fairfax Financial Holdings Ltd. (Canada)	112	66,497
Hartford Financial Services Group, Inc. (The)	693	52,541
Loews Corp.	2,737	159,661
Marsh & McLennan Cos., Inc.	108	17,829
Progressive Corp. (The)	636	82,547
Travelers Cos., Inc. (The)	634	118,919
		638,656
Interactive Media & Services — 1.8%
Alphabet, Inc., Class C *	505	44,844
IAC, Inc. *	1,180	52,388
Meta Platforms, Inc., Class A *	547	65,814
		163,046
IT Services — 1.1%
FleetCor Technologies, Inc. *	240	44,120
International Business Machines Corp.	407	57,244
		101,364
Machinery — 2.2%
Dover Corp.	674	91,187
ITT, Inc.	438	35,522
Middleby Corp. (The) *	300	40,210
Timken Co. (The)	514	36,345
		203,264
Media — 1.6%
Liberty Broadband Corp., Class C *	763	58,171
Liberty Media Corp.-Liberty SiriusXM, Class C *	1,592	62,314
Nexstar Media Group, Inc., Class A (a)	162	28,305
		148,790
Multiline Retail — 0.8%
Dollar General Corp.	145	35,632
Target Corp.	255	37,976
		73,608
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	586	35,892
Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp. (a)	1,219	218,870
ConocoPhillips	1,453	171,508
Coterra Energy, Inc.	2,243	55,108
EOG Resources, Inc.	382	49,425
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Kinder Morgan, Inc.	4,803	86,847
Phillips 66	884	91,974
Williams Cos., Inc. (The)	2,500	82,247
		755,979
Personal Products — 0.4%
BellRing Brands, Inc. *	1,495	38,337
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	2,600	187,055
Johnson & Johnson	752	132,862
Merck & Co., Inc.	689	76,483
		396,400
Professional Services — 0.5%
Leidos Holdings, Inc.	397	41,750
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	855	65,815
Road & Rail — 0.8%
Norfolk Southern Corp.	162	39,871
Union Pacific Corp.	176	36,506
		76,377
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	308	50,537
NXP Semiconductors NV (China)	269	42,463
Texas Instruments, Inc.	585	96,615
		189,615
Specialty Retail — 4.7%
AutoZone, Inc. *	44	107,659
Bath & Body Works, Inc.	1,184	49,881
Best Buy Co., Inc.	454	36,389
Dick's Sporting Goods, Inc. (a)	499	60,061
Gap, Inc. (The) (a)	1,658	18,709
Home Depot, Inc. (The)	114	35,913
Lowe's Cos., Inc.	399	79,437
Murphy USA, Inc.	155	43,474
		431,523
Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co. (a)	476	41,662
Ralph Lauren Corp. (a)	509	53,828
		95,490
INVESTMENTS	SHARES (000)	VALUE ($000)

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.	2,470	32,109
Tobacco — 0.7%
Philip Morris International, Inc.	650	65,817
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	321	44,870
Total Common Stocks (Cost $6,180,662)		9,011,086
Short-Term Investments — 2.7%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (b) (c) (Cost $117,681)	117,648	117,707
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.56% (b) (c)	88,275	88,301
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (b) (c)	43,374	43,374
Total Investment of Cash Collateral from Securities Loaned (Cost $131,669)		131,675
Total Short-Term Investments (Cost $249,350)		249,382
Total Investments — 101.0% (Cost $6,430,012)		9,260,468
Liabilities in Excess of Other Assets — (1.0)%		(91,158)
NET ASSETS — 100.0%		9,169,310

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2022. The total value of securities on loan at December 31, 2022 is $128,755.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF ASSETS AND LIABILITIES
AS OF  December 31, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$12,092,959	$3,016,276	$7,373,669
Investments in affiliates, at value	62,907	85,608	188,958
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	52,613	88,142	128,355
Cash	502	350	856
Receivables:
Fund shares sold	70,736	4,165	6,826
Dividends from non-affiliates	1,556	3,908	1,090
Dividends from affiliates	8	10	23
Securities lending income (See Note 2.B.)	13	11	31
Other assets	—	27	—
Total Assets	12,281,294	3,198,497	7,699,808
LIABILITIES:
Payables:
Investment securities purchased	—	17,435	—
Collateral received on securities loaned (See Note 2.B.)	52,613	88,142	128,355
Fund shares redeemed	18,814	2,135	15,045
Accrued liabilities:
Investment advisory fees	5,305	1,522	4,050
Administration fees	378	77	370
Distribution fees	984	132	314
Service fees	1,358	311	505
Custodian and accounting fees	88	16	56
Other	188	101	229
Total Liabilities	79,728	109,871	148,924
Net Assets	$12,201,566	$3,088,626	$7,550,884
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,942,604	$2,585,477	$6,958,518
Total distributable earnings (loss)	3,258,962	503,149	592,366
Total Net Assets	$12,201,566	$3,088,626	$7,550,884
Net Assets:
Class A	$2,304,002	$570,660	$1,129,960
Class C	706,839	14,711	59,829
Class I	3,361,734	872,575	1,647,731
Class R2	5,298	776	41,226
Class R3	13,006	—	44,066
Class R4	20,146	—	19,405
Class R5	81,317	8,570	450,551
Class R6	5,709,224	1,621,334	4,158,116
Total	$12,201,566	$3,088,626	$7,550,884
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	104,416	11,612	37,060
Class C	40,420	321	2,944
Class I	144,079	17,359	43,514
Class R2	245	16	1,215
Class R3	591	—	1,193
Class R4	863	—	514
Class R5	3,369	170	11,637
Class R6	233,618	32,203	106,474
Net Asset Value (a):
Class A — Redemption price per share	$22.07	$49.14	$30.49
Class C — Offering price per share (b)	17.49	45.81	20.32
Class I — Offering and redemption price per share	23.33	50.27	37.87
Class R2 — Offering and redemption price per share	21.66	48.23	33.92
Class R3 — Offering and redemption price per share	22.02	—	36.95
Class R4 — Offering and redemption price per share	23.34	—	37.69
Class R5 — Offering and redemption price per share	24.14	50.42	38.72
Class R6 — Offering and redemption price per share	24.44	50.35	39.05
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$23.29	$51.86	$32.18
Cost of investments in non-affiliates	$8,482,397	$2,438,130	$6,460,566
Cost of investments in affiliates	62,872	85,568	188,878
Investment securities on loan, at value (See Note 2.B.)	51,399	85,712	124,682
Cost of investment of cash collateral (See Note 2.B.)	52,609	88,139	128,332

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF  December 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$13,587,889	$9,011,086
Investments in affiliates, at value	13,437	117,707
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	62,314	131,675
Cash	600	569
Receivables:
Investment securities sold	264,099	4,679
Fund shares sold	12,644	34,165
Dividends from non-affiliates	29,496	19,076
Dividends from affiliates	2	14
Securities lending income (See Note 2.B.)	—	30
Total Assets	13,970,481	9,319,001
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.B.)	62,314	131,675
Fund shares redeemed	68,333	12,223
Accrued liabilities:
Investment advisory fees	7,277	3,927
Administration fees	411	313
Distribution fees	342	445
Service fees	1,292	856
Custodian and accounting fees	95	58
Other	283	194
Total Liabilities	140,347	149,691
Net Assets	$13,830,134	$9,169,310
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$9,195,107	$6,280,003
Total distributable earnings (loss)	4,635,027	2,889,307
Total Net Assets	$13,830,134	$9,169,310
Net Assets:
Class A	$1,220,603	$1,271,804
Class C	50,782	260,084
Class I	2,006,282	1,968,325
Class L	6,447,447	1,496,251
Class R2	62,535	307
Class R3	70,555	2,194
Class R4	22,050	124
Class R5	49,304	2,512
Class R6	3,900,576	4,167,709
Total	$13,830,134	$9,169,310
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	36,857	36,891
Class C	1,621	7,547
Class I	59,554	56,685
Class L	187,965	43,060
Class R2	2,020	9
Class R3	2,159	65
Class R4	660	3
Class R5	1,440	73
Class R6	113,804	120,156
Net Asset Value (a):
Class A — Redemption price per share	$33.12	$34.47
Class C — Offering price per share (b)	31.34	34.46
Class I — Offering and redemption price per share	33.69	34.72
Class L — Offering and redemption price per share	34.30	34.75
Class R2 — Offering and redemption price per share	30.96	34.01
Class R3 — Offering and redemption price per share	32.68	33.96
Class R4 — Offering and redemption price per share	33.46	35.04
Class R5 — Offering and redemption price per share	34.24	34.67
Class R6 — Offering and redemption price per share	34.27	34.69
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$34.96	$36.38
Cost of investments in non-affiliates	$9,015,107	$6,180,662
Cost of investments in affiliates	13,430	117,681
Investment securities on loan, at value (See Note 2.B.)	61,634	128,755
Cost of investment of cash collateral (See Note 2.B.)	62,314	131,669

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	37

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED  December 31, 2022  (Unaudited)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from affiliates	$—	$4	$—
Dividend income from non-affiliates	40,851	19,557	17,861
Dividend income from affiliates	2,704	1,600	3,608
Income from securities lending (net) (See Note 2.B.)	22	25	83
Total investment income	43,577	21,186	21,552
EXPENSES:
Investment advisory fees	35,529	9,670	24,767
Administration fees	4,489	1,116	2,858
Distribution fees:
Class A	3,107	707	1,477
Class C	3,016	54	256
Class R2	13	2	109
Class R3	17	—	56
Service fees:
Class A	3,107	707	1,477
Class C	1,005	18	85
Class I	4,506	1,067	1,993
Class R2	7	1	55
Class R3	17	—	56
Class R4	25	—	25
Class R5	48	—(a)	236
Custodian and accounting fees	210	52	130
Interest expense to affiliates	—	—	1
Professional fees	69	34	50
Trustees’ and Chief Compliance Officer’s fees	34	17	25
Printing and mailing costs	327	219	257
Registration and filing fees	270	77	229
Transfer agency fees (See Note 2.F.)	152	27	204
Other	235	122	155
Total expenses	56,183	13,890	34,501
Less fees waived	(6,134)	(1,782)	(2,929)
Less expense reimbursements	(3)	(3)	(1)
Net expenses	50,046	12,105	31,571
Net investment income (loss)	(6,469)	9,081	(10,019)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(262,280)	$(41,178)	$(243,036)
Investments in affiliates	68	—(a)	20
Foreign currency transactions	(1)	—	—
Net realized gain (loss)	(262,213)	(41,178)	(243,016)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	52,026	166,677	539,040
Investments in affiliates	25	29	84
Foreign currency translations	(1)	—	—
Change in net unrealized appreciation/depreciation	52,050	166,706	539,124
Net realized/unrealized gains (losses)	(210,163)	125,528	296,108
Change in net assets resulting from operations	$(216,632)	$134,609	$286,089

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	39

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED  December 31, 2022  (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from affiliates	$1	$1
Dividend income from non-affiliates	135,273	114,417
Dividend income from affiliates	5,387	2,709
Income from securities lending (net) (See Note 2.B.)	—(a)	59
Total investment income	140,661	117,186
EXPENSES:
Investment advisory fees	46,696	26,527
Administration fees	4,844	3,613
Distribution fees:
Class A	1,566	1,547
Class C	224	1,042
Class R2	158	1
Class R3	90	3
Service fees:
Class A	1,566	1,547
Class C	75	348
Class I	2,841	2,600
Class L	3,383	814
Class R2	79	—(a)
Class R3	90	3
Class R4	28	—(a)
Class R5	25	1
Custodian and accounting fees	232	156
Professional fees	69	56
Trustees’ and Chief Compliance Officer’s fees	36	29
Printing and mailing costs	465	203
Registration and filing fees	165	140
Transfer agency fees (See Note 2.F.)	132	91
Other	327	124
Total expenses	63,091	38,845
Less fees waived	(6,535)	(4,618)
Less expense reimbursements	(23)	(23)
Net expenses	56,533	34,204
Net investment income (loss)	84,128	82,982

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$343,506	$319,429
Investments in affiliates	49	51
Net realized gain (loss)	343,555	319,480
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	389,081	128,048
Investments in affiliates	17	24
Change in net unrealized appreciation/depreciation	389,098	128,072
Net realized/unrealized gains (losses)	732,653	447,552
Change in net assets resulting from operations	$816,781	$530,534
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(6,469)	$(43,447)	$9,081	$11,744
Net realized gain (loss)	(262,213)	300,402	(41,178)	111,884
Change in net unrealized appreciation/depreciation	52,050	(3,767,905)	166,706	(623,200)
Change in net assets resulting from operations	(216,632)	(3,510,950)	134,609	(499,572)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(9,869)	(450,846)	(14,573)	(45,467)
Class C	(3,852)	(205,934)	(355)	(1,466)
Class I	(13,567)	(627,636)	(23,622)	(74,927)
Class R2	(23)	(97)	(19)	(46)
Class R3	(53)	(738)	—	—
Class R4	(80)	(2,743)	—	—
Class R5	(309)	(18,769)	(256)	(6)
Class R6	(21,818)	(865,471)	(47,896)	(105,308)
Total distributions to shareholders	(49,571)	(2,172,234)	(86,721)	(227,220)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	386,452	2,985,664	411,350	530,638
NET ASSETS:
Change in net assets	120,249	(2,697,520)	459,238	(196,154)
Beginning of period	12,081,317	14,778,837	2,629,388	2,825,542
End of period	$12,201,566	$12,081,317	$3,088,626	$2,629,388
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(10,019)	$(39,780)	$84,128	$154,635
Net realized gain (loss)	(243,016)	157,218	343,555	1,794,315
Change in net unrealized appreciation/depreciation	539,124	(2,850,878)	389,098	(3,009,560)
Change in net assets resulting from operations	286,089	(2,733,440)	816,781	(1,060,610)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,987)	(164,928)	(130,792)	(219,981)
Class C	(893)	(15,295)	(5,897)	(10,363)
Class I	(12,879)	(164,559)	(224,520)	(392,788)
Class L	—	—	(702,742)	(1,064,675)
Class R2	(363)	(5,456)	(7,028)	(10,249)
Class R3	(350)	(6,561)	(7,579)	(11,581)
Class R4	(155)	(1,915)	(2,373)	(4,055)
Class R5	(3,443)	(56,755)	(5,275)	(11,564)
Class R6	(31,445)	(391,225)	(424,674)	(571,247)
Total distributions to shareholders	(60,515)	(806,694)	(1,510,880)	(2,296,503)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	345,411	1,447,269	715,880	114,829
NET ASSETS:
Change in net assets	570,985	(2,092,865)	21,781	(3,242,284)
Beginning of period	6,979,899	9,072,764	13,808,353	17,050,637
End of period	$7,550,884	$6,979,899	$13,830,134	$13,808,353
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,982	$141,716
Net realized gain (loss)	319,480	928,467
Change in net unrealized appreciation/depreciation	128,072	(1,355,497)
Change in net assets resulting from operations	530,534	(285,314)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(123,104)	(139,510)
Class C	(23,870)	(40,783)
Class I	(195,765)	(309,038)
Class L	(151,034)	(243,763)
Class R2	(28)	(32)
Class R3	(211)	(427)
Class R4	(11)	(206)
Class R5	(245)	(180)
Class R6	(419,748)	(643,793)
Total distributions to shareholders	(914,016)	(1,377,732)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(23,342)	87,864
NET ASSETS:
Change in net assets	(406,824)	(1,575,182)
Beginning of period	9,576,134	11,151,316
End of period	$9,169,310	$9,576,134
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$210,410	$559,491	$59,944	$120,225
Distributions reinvested	9,540	434,059	14,566	45,435
Cost of shares redeemed	(227,963)	(501,025)	(41,052)	(84,870)
Change in net assets resulting from Class A capital transactions	(8,013)	492,525	33,458	80,790
Class C
Proceeds from shares issued	41,106	126,560	3,112	1,834
Distributions reinvested	3,767	200,976	354	1,462
Cost of shares redeemed	(120,559)	(297,542)	(2,841)	(7,072)
Change in net assets resulting from Class C capital transactions	(75,686)	29,994	625	(3,776)
Class I
Proceeds from shares issued	572,272	1,433,710	143,641	415,855
Distributions reinvested	12,857	592,526	23,594	74,821
Cost of shares redeemed	(528,867)	(1,638,548)	(115,301)	(344,560)
Change in net assets resulting from Class I capital transactions	56,262	387,688	51,934	146,116
Class R2
Proceeds from shares issued	1,305	4,940	237	144
Distributions reinvested	23	96	18	43
Cost of shares redeemed	(966)	(63)	(38)	(40)
Change in net assets resulting from Class R2 capital transactions	362	4,973	217	147
Class R3
Proceeds from shares issued	2,430	13,837	—	—
Distributions reinvested	43	628	—	—
Cost of shares redeemed	(2,407)	(2,665)	—	—
Change in net assets resulting from Class R3 capital transactions	66	11,800	—	—
Class R4
Proceeds from shares issued	6,846	2,734	—	—
Distributions reinvested	80	2,743	—	—
Cost of shares redeemed	(1,324)	(5,634)	—	—
Change in net assets resulting from Class R4 capital transactions	5,602	(157)	—	—
Class R5
Proceeds from shares issued	8,676	26,209	8,842	11
Distributions reinvested	300	18,390	256	6
Cost of shares redeemed	(30,749)	(34,294)	—	(82)
Change in net assets resulting from Class R5 capital transactions	(21,773)	10,305	9,098	(65)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,023,867	$2,520,752	$411,206	$465,999
Distributions reinvested	21,669	863,104	47,800	105,241
Cost of shares redeemed	(615,904)	(1,335,320)	(142,988)	(263,814)
Change in net assets resulting from Class R6 capital transactions	429,632	2,048,536	316,018	307,426
Total change in net assets resulting from capital transactions	$386,452	$2,985,664	$411,350	$530,638
SHARE TRANSACTIONS:
Class A
Issued	8,964	18,429	1,192	2,069
Reinvested	406	13,885	286	776
Redeemed	(9,837)	(16,974)	(819)	(1,473)
Change in Class A Shares	(467)	15,340	659	1,372
Class C
Issued	2,205	5,063	65	34
Reinvested	202	8,062	8	27
Redeemed	(6,533)	(12,340)	(59)	(127)
Change in Class C Shares	(4,126)	785	14	(66)
Class I
Issued	23,077	46,780	2,796	6,894
Reinvested	518	17,977	454	1,248
Redeemed	(21,473)	(54,133)	(2,210)	(5,803)
Change in Class I Shares	2,122	10,624	1,040	2,339
Class R2
Issued	59	208	5	3
Reinvested	1	3	—(a)	1
Redeemed	(39)	(2)	(1)	(1)
Change in Class R2 Shares	21	209	4	3
Class R3
Issued	105	502	—	—
Reinvested	2	20	—	—
Redeemed	(104)	(85)	—	—
Change in Class R3 Shares	3	437	—	—
Class R4
Issued	264	90	—	—
Reinvested	3	83	—	—
Redeemed	(53)	(165)	—	—
Change in Class R4 Shares	214	8	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
SHARE TRANSACTIONS: (continued)
Class R5
Issued	338	797	165	—
Reinvested	12	540	5	—
Redeemed	(1,185)	(1,041)	—	(1)
Change in Class R5 Shares	(835)	296	170	(1)
Class R6
Issued	39,221	76,238	7,973	7,990
Reinvested	834	25,068	921	1,751
Redeemed	(23,827)	(41,492)	(2,763)	(4,449)
Change in Class R6 Shares	16,228	59,814	6,131	5,292
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$58,848	$193,417	$84,080	$231,582
Distributions reinvested	10,603	159,203	122,041	205,806
Cost of shares redeemed	(94,273)	(247,726)	(125,917)	(503,800)
Change in net assets resulting from Class A capital transactions	(24,822)	104,894	80,204	(66,412)
Class C
Proceeds from shares issued	4,431	16,113	3,954	11,733
Distributions reinvested	879	15,070	5,724	10,091
Cost of shares redeemed	(14,744)	(28,440)	(17,327)	(21,161)
Change in net assets resulting from Class C capital transactions	(9,434)	2,743	(7,649)	663
Class I
Proceeds from shares issued	442,363	567,054	216,239	548,260
Distributions reinvested	12,103	155,839	211,365	372,132
Cost of shares redeemed	(248,957)	(609,174)	(608,205)	(1,137,558)
Change in net assets resulting from Class I capital transactions	205,509	113,719	(180,601)	(217,166)
Class L
Proceeds from shares issued	—	—	402,806	993,214
Distributions reinvested	—	—	670,198	1,015,481
Cost of shares redeemed	—	—	(896,400)	(1,694,626)
Change in net assets resulting from Class L capital transactions	—	—	176,604	314,069
Class R2
Proceeds from shares issued	3,796	18,906	3,715	9,585
Distributions reinvested	363	5,446	7,012	10,195
Cost of shares redeemed	(6,435)	(16,727)	(4,387)	(15,727)
Change in net assets resulting from Class R2 capital transactions	(2,276)	7,625	6,340	4,053
Class R3
Proceeds from shares issued	11,182	23,135	3,757	8,559
Distributions reinvested	344	6,481	7,118	10,954
Cost of shares redeemed	(5,384)	(41,250)	(6,630)	(20,468)
Change in net assets resulting from Class R3 capital transactions	6,142	(11,634)	4,245	(955)
Class R4
Proceeds from shares issued	2,137	14,507	1,761	11,063
Distributions reinvested	155	1,915	2,373	4,055
Cost of shares redeemed	(3,020)	(11,022)	(3,531)	(18,919)
Change in net assets resulting from Class R4 capital transactions	(728)	5,400	603	(3,801)
Class R5
Proceeds from shares issued	33,304	107,972	2,700	24,053
Distributions reinvested	3,209	53,207	5,265	11,552
Cost of shares redeemed	(49,977)	(193,440)	(4,572)	(62,665)
Change in net assets resulting from Class R5 capital transactions	(13,464)	(32,261)	3,393	(27,060)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$507,447	$1,866,097	$660,111	$873,051
Distributions reinvested	30,834	387,715	377,967	531,604
Cost of shares redeemed	(353,797)	(997,029)	(405,337)	(1,293,217)
Change in net assets resulting from Class R6 capital transactions	184,484	1,256,783	632,741	111,438
Total change in net assets resulting from capital transactions	$345,411	$1,447,269	$715,880	$114,829
SHARE TRANSACTIONS:
Class A
Issued	1,877	4,766	2,348	5,644
Reinvested	332	3,841	3,559	5,251
Redeemed	(3,011)	(6,293)	(3,522)	(13,249)
Change in Class A Shares	(802)	2,314	2,385	(2,354)
Class C
Issued	208	551	117	302
Reinvested	41	540	177	272
Redeemed	(704)	(1,052)	(517)	(551)
Change in Class C Shares	(455)	39	(223)	23
Class I
Issued	11,345	12,070	6,036	13,456
Reinvested	305	3,041	6,053	9,337
Redeemed	(6,457)	(12,606)	(16,707)	(27,722)
Change in Class I Shares	5,193	2,505	(4,618)	(4,929)
Class L
Issued	—	—	10,839	23,576
Reinvested	—	—	18,844	25,025
Redeemed	—	—	(24,201)	(40,417)
Change in Class L Shares	—	—	5,482	8,184
Class R2
Issued	111	405	109	245
Reinvested	10	118	219	276
Redeemed	(185)	(366)	(130)	(413)
Change in Class R2 Shares	(64)	157	198	108
Class R3
Issued	302	461	107	211
Reinvested	9	129	210	283
Redeemed	(137)	(856)	(184)	(506)
Change in Class R3 Shares	174	(266)	133	(12)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
SHARE TRANSACTIONS: (continued)
Class R4
Issued	55	301	49	274
Reinvested	4	38	69	102
Redeemed	(78)	(218)	(98)	(462)
Change in Class R4 Shares	(19)	121	20	(86)
Class R5
Issued	842	2,162	73	576
Reinvested	79	1,017	148	285
Redeemed	(1,264)	(4,010)	(121)	(1,507)
Change in Class R5 Shares	(343)	(831)	100	(646)
Class R6
Issued	12,713	37,457	17,659	20,888
Reinvested	753	7,351	10,632	13,105
Redeemed	(8,851)	(20,244)	(10,937)	(30,623)
Change in Class R6 Shares	4,615	24,564	17,354	3,370
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$274,267	$299,267
Distributions reinvested	117,446	131,124
Cost of shares redeemed	(159,573)	(192,533)
Change in net assets resulting from Class A capital transactions	232,140	237,858
Class C
Proceeds from shares issued	20,515	51,018
Distributions reinvested	23,478	40,129
Cost of shares redeemed	(55,919)	(106,948)
Change in net assets resulting from Class C capital transactions	(11,926)	(15,801)
Class I
Proceeds from shares issued	197,340	667,039
Distributions reinvested	178,020	281,851
Cost of shares redeemed	(363,928)	(866,946)
Change in net assets resulting from Class I capital transactions	11,432	81,944
Class L
Proceeds from shares issued	92,362	340,532
Distributions reinvested	143,444	234,993
Cost of shares redeemed	(333,069)	(477,379)
Change in net assets resulting from Class L capital transactions	(97,263)	98,146
Class R2
Proceeds from shares issued	39	129
Distributions reinvested	28	33
Cost of shares redeemed	(38)	(13)
Change in net assets resulting from Class R2 capital transactions	29	149
Class R3
Proceeds from shares issued	359	1,173
Distributions reinvested	161	338
Cost of shares redeemed	(1,142)	(1,128)
Change in net assets resulting from Class R3 capital transactions	(622)	383
Class R4
Proceeds from shares issued	—	192
Distributions reinvested	11	205
Cost of shares redeemed	(1)	(1,922)
Change in net assets resulting from Class R4 capital transactions	10	(1,525)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,416	$237
Distributions reinvested	220	142
Cost of shares redeemed	(66)	(348)
Change in net assets resulting from Class R5 capital transactions	1,570	31
Class R6
Proceeds from shares issued	314,261	808,892
Distributions reinvested	419,131	643,064
Cost of shares redeemed	(892,104)	(1,765,277)
Change in net assets resulting from Class R6 capital transactions	(158,712)	(313,321)
Total change in net assets resulting from capital transactions	$(23,342)	$87,864
SHARE TRANSACTIONS:
Class A
Issued	7,409	7,374
Reinvested	3,312	3,380
Redeemed	(4,372)	(4,700)
Change in Class A Shares	6,349	6,054
Class C
Issued	561	1,255
Reinvested	664	1,041
Redeemed	(1,521)	(2,626)
Change in Class C Shares	(296)	(330)
Class I
Issued	5,368	16,246
Reinvested	4,981	7,212
Redeemed	(9,832)	(21,217)
Change in Class I Shares	517	2,241
Class L
Issued	2,481	8,313
Reinvested	4,009	6,003
Redeemed	(8,910)	(11,792)
Change in Class L Shares	(2,420)	2,524
Class R2
Issued	1	3
Reinvested	1	1
Redeemed	(1)	—(a)
Change in Class R2 Shares	1	4

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
SHARE TRANSACTIONS: (continued)
Class R3
Issued	11	28
Reinvested	4	9
Redeemed	(30)	(28)
Change in Class R3 Shares	(15)	9
Class R4
Issued	—	4
Reinvested	—(a)	5
Redeemed	—(a)	(46)
Change in Class R4 Shares	—(a)	(37)
Class R5
Issued	36	6
Reinvested	6	4
Redeemed	(2)	(9)
Change in Class R5 Shares	40	1
Class R6
Issued	8,482	20,027
Reinvested	11,732	16,442
Redeemed	(23,838)	(41,571)
Change in Class R6 Shares	(3,624)	(5,102)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2022 (Unaudited)	$22.52	$(0.04)	$(0.32)	$(0.36)	$—	$(0.09)	$(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.73	(0.08)	1.89	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.95	(0.12)	4.74	4.62	—	(0.84)	(0.84)
Class C
Six Months Ended December 31, 2022 (Unaudited)	17.91	(0.08)	(0.25)	(0.33)	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	—	(1.76)	(1.76)
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	—	(0.84)	(0.84)
Class I
Six Months Ended December 31, 2022 (Unaudited)	23.78	(0.01)	(0.35)	(0.36)	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	—	(0.84)	(0.84)
Class R2
Six Months Ended December 31, 2022 (Unaudited)	22.14	(0.07)	(0.32)	(0.39)	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	—	(1.76)	(1.76)
July 31, 2017 (g) through June 30, 2018	18.47	(0.14)	4.19	4.05	—	(0.84)	(0.84)
Class R3
Six Months Ended December 31, 2022 (Unaudited)	22.48	(0.04)	(0.33)	(0.37)	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	—	(0.84)	(0.84)
Class R4
Six Months Ended December 31, 2022 (Unaudited)	23.79	(0.01)	(0.35)	(0.36)	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	—	(0.84)	(0.84)
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$22.07	(1.61)%	$2,304,002	1.04% (f)	(0.36)% (f)	1.14% (f)	11%
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47
21.78	9.63	1,825,607	1.14	(0.38)	1.25	40
21.73	26.22	1,724,681	1.16	(0.57)	1.25	31

17.49	(1.85)	706,839	1.54(f)	(0.87)(f)	1.64(f)	11
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47
18.86	9.06	793,489	1.64	(0.88)	1.75	40
19.16	25.60	740,817	1.66	(1.07)	1.76	31

23.33	(1.52)	3,361,734	0.79(f)	(0.11)(f)	0.89(f)	11
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47
22.53	9.91	2,107,041	0.89	(0.12)	1.00	40
22.36	26.56	1,753,505	0.92	(0.32)	—	31

21.66	(1.77)	5,298	1.30(f)	(0.63)(f)	1.43(f)	11
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47
21.67	9.36	88	1.39	(0.61)	2.24	40
21.68	22.39	43	1.41	(0.77)	1.59	31

22.02	(1.65)	13,006	1.05(f)	(0.38)(f)	1.15(f)	11
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47
21.79	9.63	448	1.14	(0.36)	1.40	40
21.74	26.20	266	1.15	(0.53)	1.28	31

23.34	(1.52)	20,146	0.80(f)	(0.12)(f)	0.89(f)	11
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47
22.53	9.91	16,423	0.89	(0.12)	1.00	40
22.36	26.56	12,005	0.88	(0.16)	1.00	31
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund (continued)
Class R5
Six Months Ended December 31, 2022 (Unaudited)	$24.59	$— (h)	$(0.36)	$(0.36)	$—	$(0.09)	$(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	—	(0.84)	(0.84)
Class R6
Six Months Ended December 31, 2022 (Unaudited)	24.88	0.02	(0.37)	(0.35)	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	—	(0.84)	(0.84)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.14	(1.47)%	$81,317	0.65% (f)	0.03% (f)	0.74% (f)	11%
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47
23.00	10.05	118,449	0.74	0.02	0.85	40
22.76	26.74	112,830	0.77	(0.18)	0.85	31

24.44	(1.41)	5,709,224	0.55(f)	0.13(f)	0.64(f)	11
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47
23.15	10.18	4,527,544	0.64	0.12	0.75	40
22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2022 (Unaudited)	$48.06	$0.07	$2.31	$2.38	$(0.12)	$(1.18)	$(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Year Ended June 30, 2019	51.57	0.18	4.04	4.22	(0.13)	(5.14)	(5.27)
Year Ended June 30, 2018	48.53	—(g)	5.89	5.89	—	(2.85)	(2.85)
Class C
Six Months Ended December 31, 2022 (Unaudited)	44.88	(0.05)	2.16	2.11	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—	(2.85)	(2.85)
Class I
Six Months Ended December 31, 2022 (Unaudited)	49.19	0.14	2.36	2.50	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)	(2.85)	(2.92)
Class R2
Six Months Ended December 31, 2022 (Unaudited)	47.19	0.01	2.26	2.27	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—	(2.85)	(2.85)
Class R5
Six Months Ended December 31, 2022 (Unaudited)	49.42	0.42	2.13	2.55	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)	(2.85)	(3.00)
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$49.14	4.85%	$570,660	1.14% (f)	0.28% (f)	1.26% (f)	14%
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49
50.52	9.92	451,118	1.13	0.37	1.26	34
51.57	12.37	402,897	1.17	0.01	1.25	31

45.81	4.60	14,711	1.64(f)	(0.22)(f)	1.77(f)	14
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49
48.32	9.37	24,071	1.63	(0.09)	1.76	34
49.66	11.83	27,666	1.67	(0.50)	1.76	31

50.27	4.99	872,575	0.89(f)	0.53(f)	1.01(f)	14
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49
51.35	10.20	301,071	0.88	0.65	1.00	34
52.32	12.68	326,026	0.89	0.26	1.00	31

48.23	4.72	776	1.39(f)	0.05(f)	1.62(f)	14
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49
49.96	9.63	524	1.38	0.10	1.57	34
51.08	12.09	443	1.43	(0.28)	1.57	31

50.42	5.07	8,570	0.74	1.61	0.91	14
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49
51.37	10.37	6,073	0.73	0.81	0.86	34
52.35	12.83	6,499	0.75	0.47	0.85	31
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund (continued)
Class R6
Six Months Ended December 31, 2022 (Unaudited)	$49.32	$0.21	$2.37	$2.58	$(0.37)	$(1.18)	$(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)	(2.85)	(3.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$50.35	5.14%	$1,621,334	0.64% (f)	0.79% (f)	0.76% (f)	14%
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49
51.41	10.48	2,008,540	0.63	0.87	0.75	34
52.39	12.93	1,970,177	0.67	0.51	0.75	31
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2022 (Unaudited)	$29.58	$(0.09)	$1.30	$1.21	$—	$(0.30)	$(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Year Ended June 30, 2019	30.84	(0.17)	4.42	4.25	—	(2.15)	(2.15)
Year Ended June 30, 2018	27.99	(0.19)	5.18	4.99	—	(2.14)	(2.14)
Class C
Six Months Ended December 31, 2022 (Unaudited)	19.86	(0.11)	0.87	0.76	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	—	(2.15)	(2.15)
Year Ended June 30, 2018	22.64	(0.27)	4.14	3.87	—	(2.14)	(2.14)
Class I
Six Months Ended December 31, 2022 (Unaudited)	36.62	(0.06)	1.61	1.55	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.79	(0.10)	5.89	5.79	—	(2.14)	(2.14)
Class R2
Six Months Ended December 31, 2022 (Unaudited)	32.93	(0.16)	1.45	1.29	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	—	(2.15)	(2.15)
Year Ended June 30, 2018	30.31	(0.28)	5.60	5.32	—	(2.14)	(2.14)
Class R3
Six Months Ended December 31, 2022 (Unaudited)	35.80	(0.12)	1.57	1.45	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.71	(0.19)	5.85	5.66	—	(2.14)	(2.14)
Class R4
Six Months Ended December 31, 2022 (Unaudited)	36.47	(0.07)	1.59	1.52	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.77	(0.12)	5.89	5.77	—	(2.14)	(2.14)
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$30.49	4.04%	$1,129,960	1.14% (f)	(0.58)% (f)	1.26% (f)	15%
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63
32.94	15.37	1,012,686	1.23	(0.56)	1.28	54
30.84	18.39	934,982	1.23	(0.62)	1.30	56

20.32	3.74	59,829	1.64(f)	(1.08)(f)	1.75(f)	15
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63
25.34	14.78	83,558	1.73	(1.06)	1.75	54
24.37	17.76	82,939	1.73	(1.12)	1.76	56

37.87	4.19	1,647,731	0.89(f)	(0.32)(f)	1.00(f)	15
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63
38.37	15.73	1,085,728	0.92	(0.25)	1.00	54
35.44	18.72	1,140,704	0.92	(0.30)	1.00	56

33.92	3.87	41,226	1.45(f)	(0.89)(f)	1.54(f)	15
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63
35.91	15.10	44,453	1.48	(0.81)	1.55	54
33.49	18.06	38,486	1.48	(0.87)	1.57	56

36.95	4.01	44,066	1.20(f)	(0.63)(f)	1.25(f)	15
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63
38.01	15.38	30,023	1.23	(0.56)	1.25	54
35.23	18.34	26,638	1.23	(0.54)	1.26	56

37.69	4.12	19,405	0.95(f)	(0.39)(f)	1.00(f)	15
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63
38.30	15.66	9,343	0.98	(0.31)	1.00	54
35.40	18.66	14,320	0.98	(0.33)	1.01	56
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2022 (Unaudited)	$37.42	$(0.04)	$1.64	$1.60	$—	$(0.30)	$(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.09	(0.06)	5.96	5.90	—	(2.14)	(2.14)
Class R6
Six Months Ended December 31, 2022 (Unaudited)	37.73	(0.03)	1.65	1.62	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.20	(0.04)	5.98	5.94	—	(2.14)	(2.14)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$38.72	4.23%	$450,551	0.79% (f)	(0.23)% (f)	0.85% (f)	15%
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63
38.90	15.89	457,513	0.78	(0.11)	0.85	54
35.85	18.89	313,336	0.78	(0.16)	0.85	56

39.05	4.25	4,158,116	0.70(f)	(0.13)(f)	0.75(f)	15
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
36.00	18.95	1,365,839	0.73	(0.11)	0.76	56
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2022 (Unaudited)	$34.90	$0.15	$1.94	$2.09	$(0.28)	$(3.59)	$(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Year Ended June 30, 2019	39.24	0.45	0.87	1.32	(0.38)	(2.16)	(2.54)
Year Ended June 30, 2018	37.80	0.20	2.14	2.34	(0.18)	(0.72)	(0.90)
Class C
Six Months Ended December 31, 2022 (Unaudited)	33.10	0.05	1.85	1.90	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Year Ended June 30, 2018	36.35	(0.02)	2.07	2.05	—	(0.72)	(0.72)
Class I
Six Months Ended December 31, 2022 (Unaudited)	35.48	0.19	1.98	2.17	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Year Ended June 30, 2018	38.24	0.30	2.16	2.46	(0.28)	(0.72)	(1.00)
Class L
Six Months Ended December 31, 2022 (Unaudited)	36.09	0.23	2.00	2.23	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.70	0.40	2.20	2.60	(0.37)	(0.72)	(1.09)
Class R2
Six Months Ended December 31, 2022 (Unaudited)	32.84	0.10	1.83	1.93	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Year Ended June 30, 2018	36.33	0.10	2.05	2.15	(0.12)	(0.72)	(0.84)
Class R3
Six Months Ended December 31, 2022 (Unaudited)	34.49	0.15	1.92	2.07	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
Year Ended June 30, 2018	37.67	0.21	2.11	2.32	(0.30)	(0.72)	(1.02)
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$33.12	5.70%	$1,220,603	1.14% (f)	0.82% (f)	1.24% (f)	7%
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18
38.02	4.12	1,662,841	1.23	1.20	1.25	11
39.24	6.20	1,967,162	1.23	0.51	1.26	13

31.34	5.44	50,782	1.64(f)	0.29(f)	1.74(f)	7
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18
36.44	3.59	149,839	1.73	0.72	1.74	11
37.68	5.65	214,331	1.74	(0.06)	1.75	13

33.69	5.84	2,006,282	0.89(f)	1.05(f)	0.99(f)	7
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18
38.48	4.38	2,662,983	0.98	1.41	0.99	11
39.70	6.44	2,985,882	0.98	0.77	1.00	13

34.30	5.91	6,447,447	0.75(f)	1.21(f)	0.84(f)	7
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18
38.99	4.63	8,996,364	0.74	1.61	0.85	11
40.21	6.73	11,795,588	0.74	1.00	0.86	13

30.96	5.57	62,535	1.40(f)	0.57(f)	1.49(f)	7
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18
36.35	3.86	74,236	1.49	0.87	1.50	11
37.64	5.93	82,108	1.49	0.26	1.51	13

32.68	5.71	70,555	1.15(f)	0.81(f)	1.24(f)	7
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18
37.70	4.12	73,299	1.24	1.04	1.25	11
38.97	6.17	62,576	1.24	0.55	1.25	13
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R4
Six Months Ended December 31, 2022 (Unaudited)	$35.29	$0.20	$1.95	$2.15	$(0.39)	$(3.59)	$(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
Year Ended June 30, 2018	38.16	0.33	2.13	2.46	(0.34)	(0.72)	(1.06)
Class R5
Six Months Ended December 31, 2022 (Unaudited)	36.03	0.23	1.99	2.22	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Year Ended June 30, 2018	38.67	0.38	2.17	2.55	(0.35)	(0.72)	(1.07)
Class R6
Six Months Ended December 31, 2022 (Unaudited)	36.09	0.25	1.99	2.24	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.69	0.43	2.16	2.59	(0.37)	(0.72)	(1.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$33.46	5.79%	$22,050	0.90% (f)	1.07% (f)	0.99% (f)	7%
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18
38.29	4.38	27,681	0.98	1.32	0.99	11
39.56	6.45	17,859	0.99	0.83	1.00	13

34.24	5.90	49,304	0.75(f)	1.21(f)	0.84(f)	7
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18
38.93	4.52	95,243	0.83	1.50	0.84	11
40.15	6.61	84,457	0.84	0.96	0.85	13

34.27	5.93	3,900,576	0.65(f)	1.33(f)	0.74(f)	7
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
38.97	4.63	3,272,999	0.73	1.52	0.74	11
40.19	6.71	1,073,888	0.74	1.08	0.75	13
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2022 (Unaudited)	$36.05	$0.26	$1.75	$2.01	$(0.53)	$(3.06)	$(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49	(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2019	35.38	0.55	1.68	2.23	(0.46)	(1.69)	(2.15)
Year Ended June 30, 2018	33.40	0.35(g)	2.26	2.61	(0.28)	(0.35)	(0.63)
Class C
Six Months Ended December 31, 2022 (Unaudited)	35.91	0.17	1.73	1.90	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32	(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Year Ended June 30, 2019	35.20	0.38	1.68	2.06	(0.28)	(1.69)	(1.97)
Year Ended June 30, 2018	33.20	0.18(g)	2.24	2.42	(0.07)	(0.35)	(0.42)
Class I
Six Months Ended December 31, 2022 (Unaudited)	36.31	0.31	1.75	2.06	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57	(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Year Ended June 30, 2019	35.60	0.62	1.70	2.32	(0.56)	(1.69)	(2.25)
Year Ended June 30, 2018	33.62	0.44(g)	2.28	2.72	(0.39)	(0.35)	(0.74)
Class L
Six Months Ended December 31, 2022 (Unaudited)	36.36	0.34	1.76	2.10	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63	(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Year Ended June 30, 2019	35.62	0.72	1.64	2.36	(0.60)	(1.69)	(2.29)
Year Ended June 30, 2018	33.63	0.50(g)	2.29	2.79	(0.45)	(0.35)	(0.80)
Class R2
Six Months Ended December 31, 2022 (Unaudited)	35.56	0.21	1.73	1.94	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40	(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2019	35.22	0.48	1.65	2.13	(0.42)	(1.69)	(2.11)
July 31, 2017 (h) through June 30, 2018	34.04	0.25(g)	1.64	1.89	(0.36)	(0.35)	(0.71)
Class R3
Six Months Ended December 31, 2022 (Unaudited)	35.51	0.25	1.73	1.98	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48	(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2019	35.11	0.49	1.71	2.20	(0.54)	(1.69)	(2.23)
Year Ended June 30, 2018	33.24	0.35(g)	2.26	2.61	(0.39)	(0.35)	(0.74)
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$34.47	5.41%	$1,271,804	1.04% (f)	1.41% (f)	1.14% (f)	10%
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34
29.53	(13.60)	736,715	1.14	1.45	1.16	29
35.46	7.00	1,231,325	1.14	1.59	1.25	15
35.38	7.81	1,346,080	1.17	1.01(g)	1.25	23

34.46	5.13	260,084	1.54(f)	0.89(f)	1.65(f)	10
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34
29.38	(14.04)	332,229	1.64	0.94	1.66	29
35.29	6.45	522,878	1.64	1.08	1.75	15
35.20	7.27	591,602	1.67	0.51(g)	1.75	23

34.72	5.53	1,968,325	0.79(f)	1.64(f)	0.89(f)	10
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34
29.71	(13.39)	2,047,640	0.89	1.70	0.90	29
35.67	7.28	2,445,747	0.89	1.76	0.99	15
35.60	8.07	2,296,056	0.92	1.26(g)	1.00	23

34.75	5.62	1,496,251	0.65(f)	1.78(f)	0.74(f)	10
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34
29.73	(13.26)	1,593,954	0.74	1.85	0.75	29
35.69	7.41	2,569,596	0.74	2.04	0.84	15
35.62	8.29	3,255,993	0.74	1.42(g)	0.85	23

34.01	5.29	307	1.30(f)	1.13(f)	1.48(f)	10
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34
29.31	(13.82)	182	1.39	1.27	1.55	29
35.24	6.72	69	1.39	1.40	2.14	15
35.22	5.54	38	1.41	0.78(g)	1.61	23

33.96	5.42	2,194	1.05(f)	1.34(f)	1.18(f)	10
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34
29.21	(13.60)	1,519	1.14	1.43	1.18	29
35.08	7.00	2,241	1.14	1.44	1.26	15
35.11	7.82	1,132	1.15	1.01(g)	1.28	23
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R4
Six Months Ended December 31, 2022 (Unaudited)	$36.30	$0.31	$1.76	$2.07	$(0.27)	$(3.06)	$(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57	(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Year Ended June 30, 2019	35.47	0.62	1.69	2.31	(0.57)	(1.69)	(2.26)
Year Ended June 30, 2018	33.55	0.51(g)	2.20	2.71	(0.44)	(0.35)	(0.79)
Class R5
Six Months Ended December 31, 2022 (Unaudited)	36.30	0.35	1.74	2.09	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63	(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Year Ended June 30, 2019	35.57	0.65	1.71	2.36	(0.62)	(1.69)	(2.31)
Year Ended June 30, 2018	33.59	0.50(g)	2.28	2.78	(0.45)	(0.35)	(0.80)
Class R6
Six Months Ended December 31, 2022 (Unaudited)	36.32	0.35	1.77	2.12	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66	(5.06)	(4.40)	(0.63)	(0.93)	(1.56)
Year Ended June 30, 2019	35.60	0.71	1.70	2.41	(0.65)	(1.69)	(2.34)
Year Ended June 30, 2018	33.61	0.54(g)	2.26	2.80	(0.46)	(0.35)	(0.81)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$35.04	5.54%	$124	0.80% (f)	1.64% (f)	0.94% (f)	10%
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34
29.56	(13.40)	32,555	0.88	1.74	0.90	29
35.52	7.27	20,538	0.89	1.79	0.99	15
35.47	8.07	17,231	0.89	1.43(g)	1.00	23

34.67	5.62	2,512	0.65(f)	1.84(f)	0.74(f)	10
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34
29.67	(13.25)	5,529	0.74	1.85	0.75	29
35.62	7.41	8,018	0.74	1.85	0.84	15
35.57	8.25	6,114	0.76	1.41(g)	0.88	23

34.69	5.69	4,167,709	0.55(f)	1.88(f)	0.64(f)	10
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34
29.71	(13.18)	3,949,596	0.64	1.96	0.65	29
35.67	7.57	4,025,348	0.64	2.02	0.74	15
35.60	8.31	3,869,991	0.67	1.52(g)	0.75	23
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

74	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,208,479	$—	$—	$12,208,479

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,190,026	$—	$—	$3,190,026

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,690,982	$—	$—	$7,690,982

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,663,640	$—	$—	$13,663,640

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,260,468	$—	$—	$9,260,468

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

76	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2022.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$51,399	$(51,399)	$—
Mid Cap Equity Fund	85,712	(85,712)	—
Mid Cap Growth Fund	124,682	(124,682)	—
Mid Cap Value Fund	61,634	(61,634)	—
Value Advantage Fund	128,755	(128,755)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended December 31, 2022, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Growth Advantage Fund	$2
Mid Cap Equity Fund	1
Mid Cap Growth Fund	3
Mid Cap Value Fund	—(a)
Value Advantage Fund	3

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (a) (b)	$269,734	$1,447,294	$1,654,209	$68	$20	$62,907	62,875	$2,704	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.56% (a) (b)	101,108	186,000	242,126	36*	5	45,023	45,010	542*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	12,601	118,809	123,820	—	—	7,590	7,590	96*	—
Total	$383,443	$1,752,103	$2,020,155	$104	$25	$115,520		$3,342	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Equity Fund
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (a) (b)	$96,464	$573,217	$584,099	$— (c)	$26	$85,608	85,566	$1,600	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.56% (a) (b)	7,972	197,000	141,000	18*	3	63,993	63,974	444*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	1,531	106,407	83,789	—	—	24,149	24,149	68*	—
Total	$105,967	$876,624	$808,888	$18	$29	$173,750		$2,112	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (a) (b)	$260,555	$1,006,443	$1,078,120	$20	$60	$188,958	188,864	$3,608	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.56% (a) (b)	53,864	384,000	325,000	42*	24	112,930	112,896	1,154*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	6,877	211,000	202,452	—	—	15,425	15,425	155*	—
Total	$321,296	$1,601,443	$1,605,572	$62	$84	$317,313		$4,917	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (a) (b)	$515,116	$675,917	$1,177,662	$49	$17	$13,437	13,430	$5,387	$—

78	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

Mid Cap Value Fund (continued)
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.56% (a) (b)	$2,200	$10,000	$12,201	$1*	$—(c)	$—	—	$6*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	1,052	82,429	21,167	—	—	62,314	62,314	18*	—
Total	$518,368	$768,346	$1,211,030	$50	$17	$75,751		$5,411	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the six months ended December 31, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2022	Shares at December 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.49% (a) (b)	$338,719	$1,443,439	$1,664,518	$51	$16	$117,707	117,648	$2,709	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.56% (a) (b)	47,053	542,000	500,800	40*	8	88,301	88,275	856*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.12% (a) (b)	6,257	247,888	210,771	—	—	43,374	43,374	115*	—
Total	$392,029	$2,233,327	$2,376,089	$91	$24	$249,382		$3,680	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2022 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$52	$22	$36	n/a	$1	$1	$—(a)	$2	$38	$152
Mid Cap Equity Fund
Transfer agency fees	7	1	9	n/a	—(a)	n/a	n/a	—(a)	10	27
Mid Cap Growth Fund
Transfer agency fees	98	3	36	n/a	10	1	—(a)	4	52	204
Mid Cap Value Fund
Transfer agency fees	34	1	16	$36	2	1	—(a)	1	41	132
Value Advantage Fund
Transfer agency fees	26	12	22	9	—(a)	1	—(a)	—(a)	21	91

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2022, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65

80	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

Value Advantage Fund	0.55%
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in  Note 3.F.
B. Administration Fee  — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2022, the effective annualized rate was 0.070% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A , Class C, Class R2 and Class R3 Shares of the Funds, as applicable, Fund pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2022, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$143	$5
Mid Cap Equity Fund	47	—(a)
Mid Cap Growth Fund	31	—(a)
Mid Cap Value Fund	23	2
Value Advantage Fund	82	4

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements —The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	n/a	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.14	1.64	0.89	n/a	1.45	1.20	0.95	0.79	0.70
Mid Cap Value Fund	1.14	1.64	0.89	0.75%	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	0.75	1.30	1.05	0.80	0.65	0.55
The expense limitation agreements were in effect for the six months ended December 31, 2022 and  are in place until at least October 31, 2023.
For the six months ended December 31, 2022, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$3,349	$2,232	$415	$5,996	$1
Mid Cap Equity Fund	1,021	681	9	1,711	2
Mid Cap Growth Fund	1,076	712	986	2,774	—
Mid Cap Value Fund	3,624	2,407	216	6,247	21
Value Advantage Fund	2,550	1,701	240	4,491	21
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2022 were as follows:

Growth Advantage Fund	$138
Mid Cap Equity Fund	71
Mid Cap Growth Fund	155
Mid Cap Value Fund	288
Value Advantage Fund	127
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees  paid to one of the interested Trustees. For the six months ended December 31, 2022, the amount of these reimbursements were as follows:

Growth Advantage Fund	$2
Mid Cap Equity Fund	1

82	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

Mid Cap Growth Fund	$1
Mid Cap Value Fund	2
Value Advantage Fund	2
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$1,914,677	$1,433,149
Mid Cap Equity Fund	763,799	401,223
Mid Cap Growth Fund	1,466,036	1,119,739
Mid Cap Value Fund	907,741	1,316,370
Value Advantage Fund	922,568	1,606,903
During the six months ended December 31, 2022, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2022 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$8,597,878	$4,269,171	$658,570	$3,610,601
Mid Cap Equity Fund	2,611,837	720,355	142,166	578,189
Mid Cap Growth Fund	6,777,776	1,563,031	649,825	913,206
Mid Cap Value Fund	9,090,851	5,072,965	500,176	4,572,789
Value Advantage Fund	6,430,012	3,097,500	267,044	2,830,456
At June 30, 2022, the Funds did not have any net capital loss carryforwards.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF  December 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2022, the following Funds deferred to July 1, 2022 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$369,321	$13,144
Mid Cap Equity Fund	22,152	—
Mid Cap Growth Fund	274,491	15,353
Value Advantage Fund	6,581	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2022.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Funds' borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2022.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change  in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus the Applicable Margin.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2022.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

84	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

As of December 31, 2022, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	12.4%	1	24.0%
Mid Cap Equity Fund	—	—	2	63.5
Mid Cap Growth Fund	—	—	2	30.1
Mid Cap Value Fund	—	—	3	43.4
Value Advantage Fund	—	—	2	26.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2022, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
JPMorgan SmartRetirement Funds
Growth Advantage Fund	15.0%
Value Advantage Fund	20.0
Because Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions closing out positions and entering into new trades. Certain of a Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	85

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2022, and continued to hold your shares at the end of the reporting period, December 31, 2022.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$983.90	$5.20	1.04%
Hypothetical	1,000.00	1,019.96	5.30	1.04
Class C
Actual	1,000.00	981.50	7.69	1.54
Hypothetical	1,000.00	1,017.44	7.83	1.54
Class I
Actual	1,000.00	984.80	3.95	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Class R2
Actual	1,000.00	982.30	6.50	1.30
Hypothetical	1,000.00	1,018.65	6.61	1.30
Class R3
Actual	1,000.00	983.50	5.25	1.05
Hypothetical	1,000.00	1,019.91	5.35	1.05
Class R4
Actual	1,000.00	984.80	4.00	0.80
Hypothetical	1,000.00	1,021.17	4.08	0.80
Class R5
Actual	1,000.00	985.30	3.25	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class R6
Actual	1,000.00	985.90	2.75	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55

86	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$1,048.50	$5.89	1.14%
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class C
Actual	1,000.00	1,046.00	8.46	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class I
Actual	1,000.00	1,049.90	4.60	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R2
Actual	1,000.00	1,047.20	7.17	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R5
Actual	1,000.00	1,050.70	3.82	0.74
Hypothetical	1,000.00	1,021.47	3.77	0.74
Class R6
Actual	1,000.00	1,051.40	3.31	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64
JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,040.40	5.86	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class C
Actual	1,000.00	1,037.40	8.42	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class I
Actual	1,000.00	1,041.90	4.58	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R2
Actual	1,000.00	1,038.70	7.45	1.45
Hypothetical	1,000.00	1,017.90	7.38	1.45
Class R3
Actual	1,000.00	1,040.10	6.17	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class R4
Actual	1,000.00	1,041.20	4.89	0.95
Hypothetical	1,000.00	1,020.42	4.84	0.95
Class R5
Actual	1,000.00	1,042.30	4.07	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Class R6
Actual	1,000.00	1,042.50	3.60	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	1,057.00	5.91	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class C
Actual	1,000.00	1,054.40	8.49	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	87

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund (continued)
Class I
Actual	$1,000.00	$1,058.40	$4.62	0.89%
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class L
Actual	1,000.00	1,059.10	3.89	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class R2
Actual	1,000.00	1,055.70	7.25	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Class R3
Actual	1,000.00	1,057.10	5.96	1.15
Hypothetical	1,000.00	1,019.41	5.85	1.15
Class R4
Actual	1,000.00	1,057.90	4.67	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Class R5
Actual	1,000.00	1,059.00	3.89	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class R6
Actual	1,000.00	1,059.30	3.37	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	1,054.10	5.38	1.04
Hypothetical	1,000.00	1,019.96	5.30	1.04
Class C
Actual	1,000.00	1,051.30	7.96	1.54
Hypothetical	1,000.00	1,017.44	7.83	1.54
Class I
Actual	1,000.00	1,055.30	4.09	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Class L
Actual	1,000.00	1,056.20	3.37	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class R2
Actual	1,000.00	1,052.90	6.73	1.30
Hypothetical	1,000.00	1,018.65	6.61	1.30
Class R3
Actual	1,000.00	1,054.20	5.44	1.05
Hypothetical	1,000.00	1,019.91	5.35	1.05
Class R4
Actual	1,000.00	1,055.40	4.14	0.80
Hypothetical	1,000.00	1,021.17	4.08	0.80
Class R5
Actual	1,000.00	1,056.20	3.37	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class R6
Actual	1,000.00	1,056.90	2.85	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

88	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. Effective January 2022, the Board consolidated with the J.P. Morgan Exchange-Traded Fund Trust Board and now consists of Trustees from both Boards. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings on June 21-22, 2022  and August  9-11, 2022,  at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2022.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser.  This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds  (including certain ETFs, beginning in February 2022) provided by an independent investment consulting firm (“independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts, and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.  The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
(i)   The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
(ii)   The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each of the Funds, including personnel changes, if any;
(iii)  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
(iv)  Information about the structure and distribution strategy for each Fund and how it fits with the Trusts’ other fund offerings;
(v)   The administration services provided by the Adviser in its role as Administrator;

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	89

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
(vi)  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trusts and in the financial industry generally;
(vii)  The overall reputation and capabilities of the Adviser and its affiliates;
(viii) The commitment of the Adviser to provide high quality service to the Funds;
(ix)  Their overall confidence in the Adviser’s integrity;
(x)   The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund; and
(xi)  The Adviser’s business continuity plan and steps the Adviser and its affiliates have taken to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Funds and their shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information.  The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively.  These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints.  The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees noted that the fees remain satisfactory relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds.  The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in

90	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees.  In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review.  As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s performance for Class A shares was in the third, first and first quintiles of the Peer Group, and in the third, first and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the second, first and first quintiles of the Peer Group, and in the third, first and first quintiles of the Universe, for the one, three and five-year periods ended December 31, 2021, respectively. The Trustees noted that the performance for Class R6 shares was in the second, first and second quintiles of the Peer Group, and in the third, first and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mid Cap Equity Fund’s performance for both Class A and Class I shares was in the fourth, first and first quintiles of the Peer Group, and in the fifth, first and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the fifth, first and first quintiles of both the Peer Group and Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the third, second and second quintiles of the Peer Group, and in the fourth, first and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the third, first and first quintiles of the Peer Group, and in the fourth, first and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the second quintile of the Peer Group, for each of the one-, three- and five-year periods ended December 31, 2021, and in the third, first and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the second, third and third quintiles of the Peer Group, and in the third, fourth and third quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the third, third and fourth quintiles of the Peer Group, for the one-, three- and five-year periods ended December 31, 2021, respectively, and in the third quintile of the Universe, for each of the one-, three- and five-year periods ended December 31, 2021.  The Trustees noted that the performance for Class R6 shares was in the second, fourth and third  quintiles of the Peer Group, and in the second, third and third quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Value Advantage Fund’s performance for Class A shares was in the second, third and fourth quintiles of the Peer Group, and in the second, fourth, and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the first, third and fourth quintiles of the Peer Group, and in the second, third and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the first, third and third quintiles of the Peer Group, and in the first, third and fourth quintiles of the Universe,  for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund.  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid

92	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2022

by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class I shares was in the fourth and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

December 31, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	93

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. December 2022.
SAN-MC-1222

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 2, 2023

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 2, 2023